1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 38                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 39                                                       [X]


                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 26, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                         POST-EFFECTIVE AMENDMENT NO. 38
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 38 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                 -------------

   Prospectus for Classes A, B, C and I shares of Evergreen Florida High Income
      Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Municipal Bond
       Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund,
              as supplemented from time to time, contained herein.

  Prospectus for Classes A, B, C and I shares of Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Intermediate
        Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen
             Short-Intermediate Municipal Bond Fund, as supplemented
             from time to time, contaned in Post-Effective Amendment
          No. 37 to Registration Statement 333-36033/811-08367 filed on
                September 29, 2003 is incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen California Muncipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New
Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen
           Pennsylvania Municipal Bond Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 36 to
      Registration Statement 333-36033/811-08367 filed on July 25, 2003 is incorporated by reference.

                                     PART B
                                     ------

     Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North
 Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and
   Evergreen Virginia Municipal Bond Fund, as supplemented from time to time, is contained herein.

  Statement of Additional Information for Evergreen High Grade Municipal Bond
    Fund, Evergreen High Income Municipal Bond Fund, Evergreen Intermediate
        Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 37 to Registration Statement 333-36033/811-08367 filed on September 29, 2003 is incorporated by reference herein.

   Statement of Additional Information for Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal
  Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania
             Municipal Bond Fund, as supplemented from time to time,
                 contained in Post-Effective Amendment No. 36 to
      Registration Statement 333-36033/811-08367 filed on July 25, 2003 is incorporated by reference.




                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Advisor

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                                  PROSPECTUS

Prospectus, January 1, 2004
Evergreen Southern State Municipal Bond Funds


Evergreen Florida High Income Municipal Bond Fund
Evergreen Florida Municipal Bond Fund
Evergreen Georgia Municipal Bond Fund
Evergreen Maryland Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund
Evergreen Virginia Municipal Bond Fund


Class A
Class B
Class C
Class I


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...........................................1
Evergreen Florida High Income Municipal Bond Fund................2
Evergreen Florida Municipal Bond Fund............................4
Evergreen Georgia Municipal Bond Fund............................6
Evergreen Maryland Municipal Bond Fund...........................8
Evergreen North Carolina Municipal Bond Fund.....................10
Evergreen South Carolina Municipal Bond Fund.....................12
Evergreen Virginia Municipal Bond Fund...........................14

GENERAL INFORMATION:

The Funds' Investment Advisor....................................16
The Funds' Portfolio Managers....................................16
Calculating the Share Price......................................16
How to Choose an Evergreen Fund..................................16
How to Choose the Share Class That Best Suits You................16
How to Buy Shares................................................19
How to Redeem Shares.............................................20
Other Services...................................................21
The Tax Consequences of Investing in the Funds...................21
Fees and Expenses of the Funds...................................22
Financial Highlights.............................................24
Other Fund Practices.............................................38
Index Descriptions...............................................39

In general,
the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income exempt from regular federal income taxes and certain state income taxes, consistent with the preservation of capital. The Funds emphasize investments in securities with higher yields and longer maturities.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

Southern State Municipal Bond Funds
typically rely on a combination of the following strategies:
o normally investing at least 80% of their assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income or intangibles taxes, as applicable, in the state for which the Fund is named;
o purchasing municipal securities of any maturity or duration, but generally the portfolio's average dollar weighted maturity ranges from 10 to 20 years. The portfolio manager considers bond ratings and the quality of the issuer in his analysis. The portfolio manager selects municipal bonds that hold attractive yields relative to bonds of similar credit quality and interest rate sensitivity; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.
may be appropriate for investors who:
o seek a high quality portfolio of municipal bond funds (except Florida High Income Municipal Bond Fund, which invests principally in below investment grade municipal securities); and
o seek income which is exempt from federal regular and state income or intangibles tax.

Following this overview, you will find information on each Fund's specific investment strategies and risks, including state-specific risks. Municipal securities are affected by political and economic events of the issuing state. Also, see the Statement of Additional Information for further information on the state-specific risks of the Funds.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If a Fund invests a significant portion of its portfolio in debt securities, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Non-Diversification Risk
An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in a fund which invests in numerous issuers.

Concentration Risk
An investment in a fund that concentrates its investments in a single state entails greater risk than an investment in a fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

SOUTHERN STATE MUNICIPAL BOND FUNDS  1

Florida High Income Municipal Bond Fund

FUND FACTS:

Goal:
High Current Income Exempt from Federal Income Tax and State Intangibles Tax

Principal Investment:
Below Investment Grade Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Richard K. Marrone

NASDAQ Symbols:
EFHAX (Class A)
EFHBX (Class B)
EFHCX (Class C)
EFHYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide a high level of current income that is exempt from federal regular income tax and state intangibles tax.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from intangibles taxes in the State of Florida. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund may invest without limit in securities with the potential of earning high income which have been given at the time of purchase medium and lower ratings by a nationally recognized statistical ratings organization (for example, Baa through C by Moody's Investors Service, Inc. and BBB through C by Standard & Poor's Ratings Services (S&P)) and unrated securities which are determined to be of comparable quality by the Fund's portfolio manager. The Fund will not invest in securities that are in default (i.e., rated D by S&P). In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS 2

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993           1994          1995          1996       1997         1998       1999           2000       2001       2002
==============================================================================================================================
==============================================================================================================================

13.97          - 4.41        18.47         5.57       10.71        6.22       - 4.08         7.00       5.07       5.08
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 7.54 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 4.53 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +2.42%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 6/17/1992
==============================================================================================================================
==============================================================================================================================

Class A        6/17/1992                        0.09 %       2.76 %       5.63 %       5.80 %
==============================================================================================================================
==============================================================================================================================

Class A        6/17/1992                        0.08 %       2.75 %       5.61 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        6/17/1992                        2.13 %       3.25 %       5.68 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        7/10/1995                        - 0.67 %     2.67 %       5.55 %       5.72 %
==============================================================================================================================
==============================================================================================================================

Class C        3/6/1998                         2.30 %       2.82 %       5.66 %       5.82 %
==============================================================================================================================
==============================================================================================================================

Class I        9/20/1995                        5.34 %       4.03 %       6.34 %       6.47 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %       6.06 %       6.71 %       6.82 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class    Class    Class   Class
                                                                                  A        B        C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)             4.75%3  None      1.00 %  None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption
amount or initial investment,                                                    None 3  5.00%     1.00 %  None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.52 %          0.52 %          0.52 %           0.52 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.20 %          0.20 %          0.20 %           0.20 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                1.02 %          1.72 %          1.72 %           0.72 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 574           $ 675            $ 373            $ 74            $ 175                $ 273
==============================================================================================================================
==============================================================================================================================

3 years           $ 784           $ 842            $ 636            $ 230           $ 542                $ 636
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,011         $ 1,133          $ 1,024          $ 401           $ 933                $ 1,024
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,664         $ 1,845          $ 2,110          $ 894           $ 1,845              $ 2,110
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS  3

Florida Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Intangibles Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I


Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Richard K. Marrone

NASDAQ Symbols:
EFMAX (Class A)
EFMBX (Class B)
EMBCX (Class C)
EFMYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL
The Fund seeks current income exempt from federal regular income tax and state intangibles tax, consistent with preservation of capital.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from intangibles taxes in the State of Florida. The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993           1994           1995         1996       1997        1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

12.30          - 4.63         17.44        3.14       9.76        6.14       - 3.62         8.27       4.65        7.08
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 7.06 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 5.07 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +3.04%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 5/11/1988
==============================================================================================================================
==============================================================================================================================

Class A        5/11/1988                        2.04 %       3.40 %       5.34 %       6.56 %
==============================================================================================================================
==============================================================================================================================

Class A        5/11/1988                        2.02 %       3.28 %       5.16 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        5/11/1988                        3.03 %       3.62 %       5.26 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        6/30/1995                        1.13 %       3.14 %       5.14 %       6.42 %
==============================================================================================================================
==============================================================================================================================

Class C        1/26/1998                        4.13 %       3.28 %       5.28 %       6.52 %
==============================================================================================================================
==============================================================================================================================

Class I        6/30/1995                        7.20 %       4.51 %       5.93 %       6.96 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %       6.06 %       6.71 %       7.61 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                   Class  Class   Class  Class
                                                                                      A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)               4.75%3  None    1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount
or initial investment,                                                             None 3  5.00 % 1.00 %  None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 4

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %          1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.19 %          0.19 %          0.19 %           0.19 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.91 %          1.61 %          1.61 %           0.61 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 563           $ 664            $ 362            $ 62            $ 164                $ 262
==============================================================================================================================
==============================================================================================================================

3 years           $ 751           $ 808            $ 603            $ 195           $ 508                $ 603
==============================================================================================================================
==============================================================================================================================

5 years           $ 955           $ 1,076          $ 967            $ 340           $ 876                $ 967
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,541         $ 1,724          $ 1,992          $ 762           $ 1,724              $ 1,992
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS  5

Georgia Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Income Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Charles E. Jeanne, CFA

NASDAQ Symbols:
EGAAX (Class A)
EGABX (Class B)
EGACX (Class C)
EGAYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of Georgia. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  6

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993         1994           1995         1996       1997          1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

             - 9.64         19.80        3.17       10.45         6.08       - 3.27         9.20       5.10        8.77
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 8.60 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 8.72 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +2.97%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 7/2/1993
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.65 %        4.06 %       N/A          4.83 %
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.64 %        4.03 %       N/A          4.81 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.87 %        4.14 %       N/A          4.79 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        7/2/1993                         2.96 %        3.96 %       N/A          4.62 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        6.08 %        4.75 %       N/A          5.19 %
==============================================================================================================================
==============================================================================================================================

Class I        2/28/1994                        9.04 %        5.34 %       N/A          5.61 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %        6.06 %       N/A          6.30 %
==============================================================================================================================

1. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower and returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                  Class  Class  Class  Class
                                                                                   A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)               4.75%3 None  1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or
initial investment,                                                                None 3 5.00% 1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.20 %          0.20 %          0.20 %           0.20 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.92 %          1.62 %          1.62 %           0.62 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 564           $ 665            $ 363            $ 63            $ 165                $ 263
==============================================================================================================================
==============================================================================================================================

3 years           $ 754           $ 811            $ 606            $ 199           $ 511                $ 606
==============================================================================================================================
==============================================================================================================================

5 years           $ 960           $ 1,081          $ 972            $ 346           $ 881                $ 972
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,553         $ 1,735          $ 2,003          $ 774           $ 1,735              $ 2,003
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS   7

Maryland Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Income Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Keith D. Lowe, CFA

NASDAQ Symbols:
EMDAX (Class A)
EMDDX (Class B)
EMDCX (Class C)
EMDYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of Maryland. The Fund may also invest up to 20% of its assets in high quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Below Investment Grade Bond Risk
o        Non-Diversification Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  8

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993           1994           1995         1996       1997        1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

11.96          - 6.82         14.88        1.57       6.77        5.45       - 2.96         9.07       5.16        7.58
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 6.58 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 5.77 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +2.88%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of the prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class         1 year       5 year       10 year      Performance Since 10/30/1990
==============================================================================================================================
==============================================================================================================================

Class A        10/30/1990                      2.46 %       3.76 %       4.57 %       5.13 %
==============================================================================================================================
==============================================================================================================================

Class A        10/30/1990                      2.46 %       3.72 %       4.51 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        10/30/1990                      3.12 %       3.83 %       4.46 %       N/A
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        3/27/1998                       1.78 %       3.63 %       4.80 %       5.32 %
==============================================================================================================================
==============================================================================================================================

Class C        12/23/1998                      4.72 %       3.98 %       4.80 %       5.33 %
==============================================================================================================================
==============================================================================================================================

Class I        10/30/1990                      7.85 %       5.04 %       5.33 %       5.76 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                          9.60 %       6.06 %       6.71 %       7.43 %
==============================================================================================================================

1. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                Class  Class  Class  Class
                                                                                 A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)            4.75%3  None    1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount
or initial investment,                                                          None 3  5.00 %  1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.26 %          0.26 %          0.26 %           0.26 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.98 %          1.68 %          1.68 %           0.68 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 570           $ 671            $ 369            $ 69            $ 171                $ 269
==============================================================================================================================
==============================================================================================================================

3 years           $ 772           $ 830            $ 624            $ 218           $ 530                $ 624
==============================================================================================================================
==============================================================================================================================

5 years           $ 991           $ 1,113          $ 1,003          $ 379           $ 913                $ 1,003
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,619         $ 1,801          $ 2,067          $ 847           $ 1,801              $ 2,067
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS   9

North Carolina Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Income Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Richard K. Marrone

NASDAQ Symbols:
ENCMX (Class A)
ENCBX (Class B)
ENCCX (Class C)
ENCYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income taxes, other than the alternative minimum tax, and from income taxes in the State of North Carolina. The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

The Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Non-Diversification Risk
o        Below Investment Grade Bond Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  10

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 1/11/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993         1994           1995         1996       1997          1998       1999           2000       2001        2002
==============================================================================================================================
==============================================================================================================================

             - 9.12         20.76        1.54       10.38         5.83       - 3.86         8.98       4.80        8.82
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 8.95 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 7.47 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +2.76%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 1/11/1993
==============================================================================================================================
==============================================================================================================================

Class A        1/11/1993                        3.69 %       3.80 %       N/A          5.14 %
==============================================================================================================================
==============================================================================================================================

Class A        1/11/1993                        3.68 %       3.74 %       N/A          5.10 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        1/11/1993                        3.97 %       3.93 %       N/A          5.07 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        1/11/1993                        3.01 %       3.69 %       N/A          4.92 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        6.15 %       4.47 %       N/A          5.49 %
==============================================================================================================================
==============================================================================================================================

Class I        2/28/1994                        9.09 %       5.07 %       N/A          5.89 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %       6.06 %       N/A          6.71 %
==============================================================================================================================

1. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower and returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                     Class  Class  Class  Class
                                                                                       A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                 4.75%3  None   1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or
initial investment,                                                                  None 3  5.00 % 1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 4

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %          1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.17 %          0.17 %          0.17 %           0.17 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.89 %          1.59 %          1.59 %           0.59 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 562           $ 662            $ 360            $ 60            $ 162                $ 260
==============================================================================================================================
==============================================================================================================================

3 years           $ 745           $ 802            $ 597            $ 189           $ 502                $ 597
==============================================================================================================================
==============================================================================================================================

5 years           $ 945           $ 1,066          $ 957            $ 329           $ 866                $ 957
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,519         $ 1,702          $ 1,970          $ 738           $ 1,702              $ 1,970
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS   11

South Carolina Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Income Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Charles E. Jeanne, CFA

NASDAQ Symbols:
EGASX (Class A)
EGBSX (Class B)
EGCSX (Class C)
EGSYX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the State of South Carolina. The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Non-Diversification Risk
o        Below Investment Grade Bond Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  12

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 1/3/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993         1994        1995          1996        1997        1998        1999           2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                         21.81         4.49        9.59        6.03        - 3.04         9.64        4.95        8.66
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 9.90 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             2nd Quarter 1999                         - 2.23 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +3.19%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus" An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 1/3/1994
==============================================================================================================================
==============================================================================================================================

Class A        1/3/1994                         3.49 %        4.14 %       N/A          4.98 %
==============================================================================================================================
==============================================================================================================================

Class A        1/3/1994                         3.47 %        4.06 %       N/A          4.92 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        1/3/1994                         3.73 %        4.15 %       N/A          4.89 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        1/3/1994                         2.86 %        4.03 %       N/A          4.79 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        5.99 %        4.83 %       N/A          5.37 %
==============================================================================================================================
==============================================================================================================================

Class I        2/28/1994                        8.93 %        5.41 %       N/A          5.81 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %        6.06 %       N/A          6.10 %
==============================================================================================================================

1. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower and returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                   Class  Class   Class  Class
                                                                                     A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                4.75%3 None    1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or
initial investment,                                                                None 3 5.00 %  1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.18 %          0.18 %          0.18 %           0.18 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.90 %          1.60 %          1.60 %           0.60 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 562           $ 663            $ 361            $ 61            $ 163                $ 261
==============================================================================================================================
==============================================================================================================================

3 years           $ 748           $ 805            $ 600            $ 192           $ 505                $ 600
==============================================================================================================================
==============================================================================================================================

5 years           $ 950           $ 1,071          $ 962            $ 335           $ 871                $ 962
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,530         $ 1,713          $ 1,981          $ 750           $ 1,713              $ 1,981
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS   13

Virginia Municipal Bond Fund

FUND FACTS:

Goals:
Current Income Exempt from Federal Income Tax and State Income Tax Preservation of Capital

Principal Investment:
Municipal Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
Charles E. Jeanne, CFA

NASDAQ Symbols:
EGVRX (Class A)
EVABX (Class B)
EVACX (Class C)
EGVZX (Class I)

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks current income exempt from federal regular income tax and state income tax, consistent with preservation of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes in the Commonwealth of Virginia. The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in bonds deemed investment grade at the time of purchase by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager.

Although it is not currently intended to be a primary investment strategy, the Fund may invest up to 20% of its assets in bonds rated below investment grade by a nationally recognized statistical ratings organization, or if not rated, determined to be of comparable quality by the Fund's portfolio manager, but the Fund will not invest in bonds that are deemed to be rated below B. In purchasing municipal securities, the portfolio manager includes an analysis of how well the securities fit into the Fund's overall portfolio strategy, credit criteria, and established price levels.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk
o        Non-Diversification Risk
o        Below Investment Grade Bond Risk
o        Concentration Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

SOUTHERN STATE MUNICIPAL BOND FUNDS  14

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 7/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

==============================================================================================================================

1993         1994           1995          1996       1997        1998       1999           2000        2001       2002
==============================================================================================================================
==============================================================================================================================

             - 8.60         20.32         2.79       9.56        6.32       - 2.48         9.69        5.24       8.44
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              1st Quarter 1995                         + 9.25 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 1994                         - 8.02 %
==============================================================================================================================

================================================================================

Year-to-date total return as of 9/30/2003 is +2.73%.
================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Lehman Brothers Municipal Bond Index (LBMBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year        5 year       10 year      Performance Since 7/2/1993
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.25 %        4.32 %       N/A          5.00 %
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.25 %        4.28 %       N/A          4.98 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        7/2/1993                         3.61 %        4.34 %       N/A          4.92 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        7/2/1993                         2.63 %        4.23 %       N/A          4.80 %
==============================================================================================================================
==============================================================================================================================

Class C        3/27/2002                        5.78 %        5.03 %       N/A          5.37 %
==============================================================================================================================
==============================================================================================================================

Class I        2/28/1994                        8.71 %        5.61 %       N/A          5.79 %
==============================================================================================================================
==============================================================================================================================

LBMBI                                           9.60 %        6.06 %       N/A          6.30 %
==============================================================================================================================


1. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower and returns for Class I would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 8/31/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                     Class  Class   Class  Class
                                                                                        A      B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                  4.75%3 None    1.00 % None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount
or initial investment,                                                                None 3 5.00 %  1.00 % None
whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                             Class A         Class B         Class C          Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                              0.42 %          0.42 %          0.42 %           0.42 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                   0.30 %4         1.00 %          1.00 %           0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                               0.20 %          0.20 %          0.20 %           0.20 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses                                0.92 %          1.62 %          1.62 %           0.62 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 564           $ 665            $ 363            $ 63            $ 165                $ 263
==============================================================================================================================
==============================================================================================================================

3 years           $ 754           $ 811            $ 606            $ 199           $ 511                $ 606
==============================================================================================================================
==============================================================================================================================

5 years           $ 960           $ 1,081          $ 972            $ 346           $ 881                $ 972
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,553         $ 1,735          $ 2,003          $ 774           $ 1,735              $ 2,003
==============================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUNDS 15

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 8/31/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:

==============================================================================================================================

Fund                                                           % of the Fund's average daily net assets
==============================================================================================================================
==============================================================================================================================

Florida High Income Municipal Bond Fund                        0.52 %
==============================================================================================================================
==============================================================================================================================

Florida Municipal Bond Fund                                    0.42 %
==============================================================================================================================
==============================================================================================================================

Georgia Municipal Bond Fund                                    0.42 %
==============================================================================================================================
==============================================================================================================================

Maryland Municipal Bond Fund                                   0.42 %
==============================================================================================================================
==============================================================================================================================

North Carolina Municipal Bond Fund                             0.32 %
==============================================================================================================================
==============================================================================================================================

South Carolina Municipal Bond Fund                             0.42 %
==============================================================================================================================
==============================================================================================================================

Virginia Municipal Bond Fund                                   0.42 %
==============================================================================================================================


THE FUNDS' PORTFOLIO MANAGERS
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
North Carolina Municipal Bond Fund
Richard K. Marrone has managed Florida High Income Municipal Bond Fund since January 1995, Florida Municipal Bond Fund since January 1998, and North Carolina Municipal Bond Fund since January 1993. Mr. Marrone has been a Vice President and Senior Fixed Income portfolio manager since 1993 when he became affiliated with EIMC or one of its predecessors.

Georgia Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Charles E. Jeanne, CFA, has managed Georgia Municipal Bond Fund since November 1997, South Carolina Municipal Bond Fund since January 1997, and Virginia Municipal Bond Fund since July 1993. Mr. Jeanne has been affiliated with EIMC or one of its predecessors since July 1989 and has been a portfolio manager since January 1992 and a Vice President since 1996.

Maryland Municipal Bond Fund
Keith D. Lowe, CFA, has managed the Fund since November 1999. Mr. Lowe has been affiliated with EIMC or one of its predecessors since August 1994 as a senior municipal analyst, becoming a Vice President and portfolio manager in November 1999.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers four different share classes in this prospectus: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

SOUTHERN STATE MUNICIPAL BOND FUNDS  16

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:


================================================================================

Your Investment                Sales Charge        Sales Charge    Dealer
                               as a % of           as a % of       Commission
                               Offering Price      Your Net        as a % of
                                                   Investment    Offering Price
================================================================================
================================================================================

Up to $49,999                  4.75 %              4.99 %          4.25 %
================================================================================
================================================================================

$50,000-$99,999                4.50 %              4.71 %          4.25 %
================================================================================
================================================================================

$100,000-$249,999              3.75 %              3.90 %          3.25 %
================================================================================
================================================================================

$250,000-$499,999              2.50 %              2.56 %          2.00 %
================================================================================
================================================================================

$500,000-$999,999              2.00 %              2.04 %          1.75 %
================================================================================
================================================================================

$1,000,000-$2,999,999          0.00 %              0.00 %          1.00% of
                                                                   the first
                                                               $2,999,999, plus,
================================================================================
================================================================================

$3,000,000-$4,999,999          0.00 %              0.00 %          0.50% of the
                                                                next $2,000,000,
                                                                       plus
================================================================================
================================================================================

$5,000,000 or greater          0.00 %              0.00 %          0.25% of
                                                                amounts equal
                                                           to or over $5,000,000
================================================================================

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase. Three ways you can reduce your Class A sales charges:
     Rights of Accumulation. You may add the value of all of your existing
         Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.
     Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.
     Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).


Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

SOUTHERN STATE MUNICIPAL BOND FUNDS   17

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                 0.00 %
==============================================================================================================================
==============================================================================================================================

After 8 years                                                              Converts to Class A
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see the section entitled "Calculating the Deferred Sales Charge."

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                 Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                0.00 %
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                          2.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see the section entitled "Calculating the Deferred Sales Charge."

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I

Each Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

SOUTHERN STATE MUNICIPAL BOND FUNDS  18

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of      Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
==============================================================================================================================

Regular Accounts       $ 1,000                                 $ 1,000,000 1                    None
==============================================================================================================================
==============================================================================================================================

IRAs                   $ 250                                   N/A 2                            None
==============================================================================================================================
==============================================================================================================================

Systematic Investment  $ 50                                    N/A 2                            $ 25/monthly (for Classes A,
Plan                                                                                            B and C) 2
==============================================================================================================================

1. Minimum initial purchase amount does not apply to former Class Y shareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================

Method           Opening an Account                                      Adding to an Account
==============================================================================================================================
==============================================================================================================================
                 o        Complete and sign the account                 o        Make your check payable to Evergreen funds.
By Mail or                application. Applications may be              o        Write a note specifying:
through an                downloaded off our website at                 |X|      the Fund name
Investment                EvergreenInvestments.com.                     |X|      share class
Professional     o        Make the check payable to                     |X|      your account number
                          Evergreen funds. Cash, credit                 |X|      the name(s) in which
                          the account is registered cards,
                          third party checks,  credit                   o       Mail to the address to the left or deliver to
                          card checks or money orders will                      your investment professional(provided he or she has
                          not be accepted.                                      a broker-dealer arrangement with EDI).
                 o        Mail the application and your check to the address
                          below:

                          Postal Service Address:
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Or deliver them to your investment professional
                          (provided he or she has a broker-dealer arrangement
                          with EDI).
==============================================================================================================================
==============================================================================================================================
                 o        Call 1.800.343.2898 to set up an      o        Call the Evergreen Express Line at 1.800.346.3858 24
By Phone                  account number and get wiring                  hours a day or to speak with an Evergreen funds
                          instructions.                                  service representative call 1.800.343.2898 between 8
                 o        Instruct your bank to wire or                  a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may      o        If your bank account is set up on file, you can
                          charge a wiring fee).                          request either:
                 o        Complete the account application      |X|      Federal Funds Wire (offers immediate access to funds)
                          and mail to:                                          or
                                                                |X|      Electronic transfer through the Automated Clearing
                          Postal Service Address:                         House which avoids wiring fees.
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Trades accepted after 4 p.m.
                          Eastern time on market trading
                          days will receive the next market
                          trading day's closing price. 3
==============================================================================================================================
==============================================================================================================================
                 o You can make an additional investment by exchange
                   from an existing Evergreen funds account by
                   contacting your investment  professional or an Evergreen
By Exchange        funds service representative, by calling
                   the Evergreen Express Line at 1.800.346.3858 or by
                   visiting our website at
                   EvergreenInvestments.com. 4
                 o You can only exchange shares from your account within
                   the same class and under the same registration.
                 o There is no sales charge or redemption fee when
                   exchanging funds within the Evergreen funds family. 5
                 o Orders placed before 4 p.m. Eastern time on market
                   trading days will be processed at that day's closing
                   share price. Orders placed after 4 p.m. Eastern time
                   will be processed at the next market trading day's
                   closing price. 3
                o  Exchanges are limited to three per calendar quarter,
                   but in no event more than five per calendar year.
                o  Exchanges between accounts which do not have identical
                   ownership must be made in writing with a signature
                   guarantee (See "Exceptions: Redemption Requests That
                   Require A Signature Guarantee" on the next page).
==============================================================================================================================
==============================================================================================================================
                 o        You can transfer money                o        To establish automatic investing for an existing
Systematic                automatically from your bank                   account, call 1.800.343.2898 for an application.
Investment Plan           account into your Fund account on     o        The minimum is $25 per month or $75 per quarter.
(SIP) 6                   a monthly or quarterly basis.         o        You can also establish an investing program through
                 o        Initial investment minimum is $50              direct deposit from your paycheck. Call
                          if you invest at least $25 per                 1.800.343.2898 for details.
                          month with this service.
                 o        To enroll, check off the box on the
                          account application and provide:
                 |X|      your bank account information
                 |X|      the amount and date of your
                                   monthly or quarterly
                                   investment
==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

6. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

SOUTHERN STATE MUNICIPAL BOND FUNDS  19

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods             Requirements
==============================================================================================================================
==============================================================================================================================
                    o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                      funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                    o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                    o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                    o        We can either:
                    |X|      wire the proceeds into your bank account (service charges may apply)
                    |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                    |X|      mail you a check.
                    o        All telephone calls are recorded and may be
                             monitored for your protection. We are not
                             responsible for acting on telephone orders we
                             believe are genuine.
                    o        See "Exceptions: Redemption Requests That Require a
                             Signature Guarantee" below for requests that must
                             be made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                    o        You can mail a redemption request to:
Write Us
                             Postal Service Address:
                             Evergreen Investments
                             P.O. Box 8400
                             Boston, MA 02266-8400

                             Overnight Address:
                             Evergreen Investments
                             66 Brooks Drive, Suite 8400
                             Braintree, MA 02184-3800

                    o        Your letter of instructions must:
                    |X|      list the Fund name and the account number
                    |X|      indicate the number of shares or dollar value you wish to redeem
                    |X|      be signed by the registered owner(s)
                    o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                    o        To redeem from an IRA or other retirement account,
                             call 1.800.343.2898 for special instructions.
==============================================================================================================================
==============================================================================================================================
                    o        You may also redeem your shares by contacting your
                             investment professional or an Evergreen
Redeem Your Shares           funds service representative.
in Person           o        A fee may be charged for this service.
==============================================================================================================================
==============================================================================================================================
                    o        You can transfer money automatically from your Fund account on a monthly or quarterly basis -
Systematic                   without redemption fees.
Withdrawal Plan     o        The withdrawal can be mailed to you, or deposited directly into your bank account.
(SWP)               o        The minimum is $75 per month.
                    o        The maximum is 1.00% of your account per month or 3.00%  per quarter.
                    o        To enroll, call 1.800.343.2898 for instructions.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. These financial service firms may charge transaction fees.


Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

SOUTHERN STATE MUNICIPAL BOND FUNDS  20

OTHER SERVICES

Evergreen Express Line
1.800.346.3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds expect that substantially all of their regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:
o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests. That taxable portion of such dividend distributions, if any, would not be eligible for the 15% tax rate on dividend income for individuals.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003 the maximum rate drops to 15%.

SOUTHERN STATE MUNICIPAL BOND FUNDS  21

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

SOUTHERN STATE MUNICIPAL BOND FUNDS  22

Recoupment of Previously Waived Expenses

From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

SOUTHERN STATE MUNICIPAL BOND FUNDS  23

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of each Fund's financial statements, please see each Fund's Annual Report as well as the Funds' SAI, which is available upon request.

Florida High Income Municipal Bond Fund

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                              2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 10.25    $ 10.45     $ 10.24    $ 10.68    $ 11.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.53       0.58        0.60       0.59       0.57
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.29     - 0.20      0.21       - 0.44     - 0.58


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.24       0.38        0.81       0.15       - 0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.53     - 0.58      - 0.60     - 0.59     - 0.57
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          0          0 1


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.53     - 0.58      - 0.60     - 0.59     - 0.57


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 9.96     $ 10.25     $ 10.45    $ 10.24    $ 10.68


==============================================================================================================================
==============================================================================================================================

Total return 2                                                       2.42 %     3.77 %      8.13 %     1.57 %     - 0.16 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 186,685  $ 196,678   $ 212,631  $ 212,410  $ 269,616
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                           0.99 %     0.88 %      0.87 %     0.87 %     0.86 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                5.27 %     5.63 %      5.77 %     5.73 %     5.10 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              26 %       26 %        17 %       39 %       29 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                              2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 10.25    $ 10.45     $ 10.24    $ 10.68    $ 11.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.46       0.50        0.52       0.51       0.48
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.29     - 0.20      0.21       - 0.44     - 0.58


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.17       0.30        0.73       0.07       - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.46     - 0.50      - 0.52     - 0.51     - 0.48
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          0          0 1


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.46     - 0.50      - 0.52     - 0.51     - 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 9.96     $ 10.25     $ 10.45    $ 10.24    $ 10.68


==============================================================================================================================
==============================================================================================================================

Total return 2                                                       1.67 %     2.99 %      7.32 %     0.81 %     - 0.91 %

==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 125,469  $ 135,832   $ 125,951  $ 115,352  $ 130,259
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                           1.72 %     1.63 %      1.63 %     1.62 %     1.61 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.54 %     4.87 %      5.02 %     4.99 %     4.34 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              26 %       26 %        17 %       39 %       29 %
==============================================================================================================================

1. Amount represents less than $0.005 per share.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS   25

Florida High Income Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                 2003       2002       2001       2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.25    $ 10.45    $ 10.24    $ 10.68   $ 11.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.46       0.50       0.52       0.51      0.48
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.29     - 0.20     0.21       - 0.44    - 0.58


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.17       0.30       0.73       0.07      - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.46     - 0.50     - 0.52     - 0.51    - 0.48
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0          0          0         0 1


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.46     - 0.50     - 0.52     - 0.51    - 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 9.96     $ 10.25    $ 10.45    $ 10.24   $ 10.68


==============================================================================================================================
==============================================================================================================================

Total return 2                                                          1.67 %     2.99 %     7.32 %     0.81 %    - 0.91 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 19,729   $ 22,650   $ 13,516   $ 9,310   $ 6,749
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                              1.72 %     1.63 %     1.62 %     1.62 %    1.61 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.54 %     4.85 %     4.99 %     4.98 %    4.31 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 26 %       26 %       17 %       39 %      29 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 4                                                               2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.25    $ 10.45   $ 10.24    $ 10.68    $ 11.26


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.56       0.61      0.62       0.62       0.60
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.29     - 0.20    0.21       - 0.44     - 0.58


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.27       0.41      0.83       0.18       0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.56     - 0.61    - 0.62     - 0.62     - 0.60
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          0          0 1


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.56     - 0.61    - 0.62     - 0.62     - 0.60


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 9.96     $ 10.25   $ 10.45    $ 10.24    $ 10.68


==============================================================================================================================
==============================================================================================================================

Total return                                                            2.69 %     4.03 %    8.40 %     1.83 %     0.09 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 81,057   $ 91,535  $ 89,505   $ 66,120   $ 53,624
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                              0.72 %     0.63 %    0.63 %     0.62 %     0.62 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   5.54 %     5.87 %    6.02 %     6.01 %     5.38 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 26 %       26 %      17 %       39 %       29 %
==============================================================================================================================

1. Amount represents less than $0.005 per share.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS  26

Florida Municipal Bond Fund

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                              2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 9.48     $ 9.56      $ 9.24     $ 9.36     $ 10.15


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.40       0.46        0.47       0.47       0.46
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.18     - 0.08      0.32       - 0.09     - 0.56


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.22       0.38        0.79       0.38       - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.40     - 0.46      - 0.47     - 0.47     - 0.46
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.03     - 0.23


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.40     - 0.46      - 0.47     - 0.50     - 0.69


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 9.30     $ 9.48      $ 9.56     $ 9.24     $ 9.36


==============================================================================================================================
==============================================================================================================================

Total return 1                                                       2.38 %     4.12 %      8.79 %     4.22 %     - 1.07 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 123,338  $ 132,375   $ 120,533  $ 114,159  $ 137,101
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                           0.84 %     0.58 %      0.45 %     0.42 %     0.34 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.25 %     4.84 %      5.03 %     5.08 %     4.71 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              41 %       29 %        18 %       48 %       57 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 9.48     $ 9.56    $ 9.24     $ 9.36     $ 10.15


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.33       0.37      0.39       0.38       0.37
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.18     - 0.08    0.32       - 0.09     - 0.56


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.15       0.29      0.71       0.29       - 0.19


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.33     - 0.37    - 0.39     - 0.38     - 0.37
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.03     - 0.23


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.33     - 0.37    - 0.39     - 0.41     - 0.60


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 9.30     $ 9.48    $ 9.56     $ 9.24     $ 9.36


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          1.58 %     3.19 %    7.83 %     3.28 %     - 1.97 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 29,601   $ 30,728  $ 39,746   $ 46,522   $ 59,783
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.61 %     1.45 %    1.34 %     1.33 %     1.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.47 %     4.01 %    4.14 %     4.17 %     3.79 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 41 %       29 %      18 %       48 %       57 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS  26

Florida Municipal Bond Fund
==============================================================================================================================

                                                                          Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                   2003       2002      2001      2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 9.48     $ 9.56    $ 9.24    $ 9.36    $ 10.15


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0.33       0.38      0.39      0.38      0.37
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 - 0.18     - 0.09    0.32      - 0.09    - 0.56


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          0.15       0.29      0.71      0.29      - 0.19


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     - 0.33     - 0.37    - 0.39    - 0.38    - 0.37
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        0          0         0         - 0.03    - 0.23


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       - 0.33     - 0.37    - 0.39    - 0.41    - 0.60


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 9.30     $ 9.48    $ 9.56    $ 9.24    $ 9.36


==============================================================================================================================
==============================================================================================================================

Total return 1                                                            1.58 %     3.19 %    7.83 %    3.28 %    - 1.97 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                     $ 11,513   $ 9,781   $ 6,839   $ 6,594   $ 9,111
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                1.61 %     1.45 %    1.34 %    1.33 %    1.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     3.47 %     4.16 %    4.14 %    4.17 %    3.79 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   41 %       29 %      18 %      48 %      57 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 3                                                            2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 9.48     $ 9.56      $ 9.24     $ 9.36     $ 10.15


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.43       0.47        0.48       0.47       0.47
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.18     - 0.08      0.32       - 0.09     - 0.56


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.25       0.39        0.80       0.38       - 0.09


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.43     - 0.47      - 0.48     - 0.47     - 0.47
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.03     - 0.23


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.43     - 0.47      - 0.48     - 0.50     - 0.70


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 9.30     $ 9.48      $ 9.56     $ 9.24     $ 9.36


==============================================================================================================================
==============================================================================================================================

Total return                                                         2.60 %     4.23 %      8.90 %     4.32 %     - 0.99 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 287,129  $ 281,258   $ 318,069  $ 364,159  $ 407,474
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                           0.61 %     0.45 %      0.34 %     0.33 %     0.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.48 %     4.96 %      5.14 %     5.17 %     4.79 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              41 %       29 %        18 %       48 %       57 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS  27

Georgia Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                                 2003       2002       2001       2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.24    $ 10.19    $ 9.75     $ 9.78    $ 10.35


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.40       0.45       0.48       0.49      0.49
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.14     0.05       0.44       - 0.03    - 0.53


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.26       0.50       0.92       0.46      - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.40     - 0.45     - 0.48     - 0.49    - 0.49
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0          0          0         - 0.04


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.40     - 0.45     - 0.48     - 0.49    - 0.53


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.10    $ 10.24    $ 10.19    $ 9.75    $ 9.78


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          2.49 %     5.11 %     9.65 %     4.92 %    - 0.50 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 20,806   $ 18,570   $ 10,577   $ 7,055   $ 4,358
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.89 %     0.80 %     0.77 %     0.67 %    0.51 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.82 %     4.43 %     4.77 %     5.10 %    4.76 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 20 %       10 %       26 %       41 %      34 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.24    $ 10.19   $ 9.75     $ 9.78     $ 10.35


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.32       0.38      0.40       0.42       0.41
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.14     0.05      0.44       - 0.03     - 0.53


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.18       0.43      0.84       0.39       - 0.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.32     - 0.38    - 0.40     - 0.42     - 0.41
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          0          - 0.04


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.32     - 0.38    - 0.40     - 0.42     - 0.45


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.10    $ 10.24   $ 10.19    $ 9.75     $ 9.78


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          1.74 %     4.33 %    8.83 %     4.14 %     - 1.24 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 18,053   $ 17,575  $ 15,845   $ 12,796   $ 14,244
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.62 %     1.55 %    1.52 %     1.40 %     1.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.09 %     3.70 %    4.03 %     4.34 %     4.01 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 20 %       10 %      26 %       41 %       34 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS  28

Georgia Municipal Bond Fund

==============================================================================================================================

                                                                                            Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                                     2003             2002 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.24          $ 9.87


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       0.32             0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                   - 0.14           0.37


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.18             0.53


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.32           - 0.16


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 10.10          $ 10.24


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                              1.74 %           5.39 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 2,867          $ 410
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                  1.62 %           1.55 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       3.04 %           3.02 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     20 %             10 %
==============================================================================================================================

==============================================================================================================================

                                                                      Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 5                                                             2003        2002        2001       2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                  $ 10.24     $ 10.19     $ 9.75     $ 9.78    $ 10.35


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 0.42        0.48        0.50       0.51      0.51
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities             - 0.14      0.05        0.44       - 0.03    - 0.53


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                      0.28        0.53        0.94       0.48      - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 - 0.42      - 0.48      - 0.50     - 0.51    - 0.51
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                    0           0           0          0         - 0.04


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                   - 0.42      - 0.48      - 0.50     - 0.51    - 0.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                        $ 10.10     $ 10.24     $ 10.19    $ 9.75    $ 9.78


==============================================================================================================================
==============================================================================================================================

Total return                                                          2.76 %      5.37 %      9.92 %     5.18 %    - 0.25 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                 $ 193,141   $ 197,295   $ 64,358   $ 63,689  $ 71,992
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                            0.62 %      0.54 %      0.52 %     0.40 %    0.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 4.09 %      4.61 %      5.04 %     5.34 %    5.02 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                               20 %        10 %        26 %       41 %      34 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS 29

Maryland Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 11.13    $ 11.00   $ 10.57    $ 10.58    $ 11.16


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.46       0.46      0.48       0.49       0.47
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.20     0.13      0.44       - 0.01     - 0.49


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.26       0.59      0.92       0.48       - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.46     - 0.46    - 0.49     - 0.49     - 0.47
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          0          - 0.09


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.46     - 0.46    - 0.49     - 0.49     - 0.56


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.93    $ 11.13   $ 11.00    $ 10.57    $ 10.58


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          2.30 %     5.56 %    8.91 %     4.74 %     - 0.29 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 22,806   $ 23,224  $ 22,771   $ 21,419   $ 23,114
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.95 %     0.94 %    0.83 %     0.81 %     0.79 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.09 %     4.24 %    4.49 %     4.73 %     4.27 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 24 %       20 %      6 %        45 %       40 %
==============================================================================================================================

==============================================================================================================================

                                                                          Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                   2003       2002      2001      2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 11.13    $ 11.00   $ 10.57   $ 10.58   $ 11.16


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0.38       0.38      0.40      0.41      0.39
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 - 0.21     0.13      0.44      - 0.01    - 0.49


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          0.17       0.51      0.84      0.40      - 0.10


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     - 0.37     - 0.38    - 0.41    - 0.41    - 0.39
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        0          0         0         0         - 0.09


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       - 0.37     - 0.38    - 0.41    - 0.41    - 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 10.93    $ 11.13   $ 11.00   $ 10.57   $ 10.58


==============================================================================================================================
==============================================================================================================================

Total return 1                                                            1.55 %     4.77 %    8.10 %    3.96 %    - 1.04 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                     $ 11,028   $ 9,161   $ 5,566   $ 3,489   $ 3,440
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                1.68 %     1.69 %    1.59 %    1.56 %    1.55 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     3.35 %     3.48 %    3.70 %    3.98 %    3.49 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   24 %       20 %      6 %       45 %      40 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS  30

==============================================================================================================================

                                                                           Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                    2003      2002      2001      2000      1999 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                       $ 11.13   $ 11.00   $ 10.57   $ 10.58   $ 11.11


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      0.37      0.38      0.41      0.41      0.26
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                  - 0.20    0.13      0.43      - 0.01    - 0.53


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                           0.17      0.51      0.84      0.40      - 0.27


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      - 0.37    - 0.38    - 0.41    - 0.41    - 0.26


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                             $ 10.93   $ 11.13   $ 11.00   $ 10.57   $ 10.58


==============================================================================================================================
==============================================================================================================================

Total return 2                                                             1.55 %    4.77 %    8.10 %    3.96 %    - 2.48 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                      $ 4,109   $ 3,132   $ 1,309   $ 56      $ 30
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                 1.68 %    1.69 %    1.60 %    1.56 %    1.55 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                      3.34 %    3.47 %    3.42 %    4.00 %    3.51 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                    24 %      20 %      6 %       45 %      40 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 5                                                               2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 11.13    $ 11.00   $ 10.57    $ 10.58    $ 11.16


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.49       0.49      0.51       0.52       0.50
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.20     0.13      0.44       - 0.01     - 0.49


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.29       0.62      0.95       0.51       0.01


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.49     - 0.49    - 0.52     - 0.52     - 0.50
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          0          - 0.09


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.49     - 0.49    - 0.52     - 0.52     - 0.59


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.93    $ 11.13   $ 11.00    $ 10.57    $ 10.58


==============================================================================================================================
==============================================================================================================================

Total return                                                            2.57 %     5.82 %    9.18 %     5.00 %     - 0.04 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 37,036   $ 33,007  $ 23,720   $ 18,565   $ 13,190
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                              0.68 %     0.69 %    0.59 %     0.56 %     0.55 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.36 %     4.47 %    4.74 %     4.99 %     4.55 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 24 %       20 %      6 %        45 %       40 %
==============================================================================================================================

1. For the period from December 23, 1998 (commencement of class operations), to August 31, 1999.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS 31

North Carolina Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.43    $ 10.36   $ 10.00    $ 10.19    $ 10.84


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.42       0.49      0.50       0.50       0.50
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.17     0.07      0.36       - 0.13     - 0.59


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.25       0.56      0.86       0.37       - 0.09


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.42     - 0.49    - 0.50     - 0.50     - 0.50
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.06     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.42     - 0.49    - 0.50     - 0.56     - 0.56


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.26    $ 10.43   $ 10.36    $ 10.00    $ 10.19


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          2.36 %     5.56 %    8.85 %     3.87 %     - 0.92 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 82,895   $ 72,700  $ 35,930   $ 22,859   $ 17,990
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.75 %     0.65 %    0.60 %     0.56 %     0.49 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   4.01 %     4.65 %    4.96 %     5.05 %     4.72 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 49 %       20 %      10 %       25 %       41 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.43    $ 10.36   $ 10.00    $ 10.19    $ 10.84


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.34       0.40      0.42       0.42       0.42
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.17     0.08      0.36       - 0.12     - 0.59


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.17       0.48      0.78       0.30       - 0.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.34     - 0.41    - 0.42     - 0.43     - 0.42
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.06     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.34     - 0.41    - 0.42     - 0.49     - 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.26    $ 10.43   $ 10.36    $ 10.00    $ 10.19


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          1.60 %     4.77 %    8.05 %     3.10 %     - 1.66 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 16,965   $ 18,372  $ 24,542   $ 35,847   $ 46,042
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.49 %     1.40 %    1.34 %     1.31 %     1.23 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.26 %     3.96 %    4.21 %     4.29 %     3.96 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 49 %       20 %      10 %       25 %       41 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS 32

==============================================================================================================================

                                                                                            Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                                     2003 1           2002 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.43          $ 10.09


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       0.34             0.17
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                   - 0.17           0.34


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.17             0.51


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.34           - 0.17


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 10.26          $ 10.43


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                              1.60 %           5.08 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 3,835          $ 875
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                  1.49 %           1.40 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       3.20 %           3.14 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     49 %             20 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 6                                                            2003       2002        2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 10.43    $ 10.36     $ 10.00    $ 10.19    $ 10.84


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.44       0.51        0.52       0.52       0.52
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.17     0.07        0.36       - 0.12     - 0.58


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.27       0.58        0.88       0.40       - 0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.44     - 0.51      - 0.52     - 0.53     - 0.53
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.06     - 0.06


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.44     - 0.51      - 0.52     - 0.59     - 0.59


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 10.26    $ 10.43     $ 10.36    $ 10.00    $ 10.19


==============================================================================================================================
==============================================================================================================================

Total return                                                         2.62 %     5.82 %      9.12 %     4.14 %     - 0.68 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 571,136  $ 599,628   $ 202,991  $ 217,202  $ 247,475
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                           0.49 %     0.39 %      0.35 %     0.31 %     0.23 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.26 %     4.82 %      5.21 %     5.29 %     4.96 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              49 %       20 %        10 %       25 %       41 %
==============================================================================================================================

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized

6. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS  33

South Carolina Municipal Bond Fund

==============================================================================================================================

                                                                         Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                                  2003       2002       2001      2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                     $ 10.36    $ 10.25    $ 9.79    $ 9.84    $ 10.44


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    0.39       0.44       0.45      0.46      0.46
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                - 0.14     0.11       0.46      0.02      - 0.50


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                         0.25       0.55       0.91      0.48      - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    - 0.39     - 0.44     - 0.45    - 0.46    - 0.46
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                       - 0.01     0          0         - 0.07    - 0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                      - 0.40     - 0.44     - 0.45    - 0.53    - 0.56


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                           $ 10.21    $ 10.36    $ 10.25   $ 9.79    $ 9.84


==============================================================================================================================
==============================================================================================================================

Total return 1                                                           2.41 %     5.51 %     9.54 %    5.16 %    - 0.56 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                    $ 71,653   $ 59,624   $ 3,638   $ 1,937   $ 2,324
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                               0.88 %     0.86 %     0.89 %    0.79 %    0.70 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                    3.74 %     4.12 %     4.50 %    4.81 %    4.43 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                  42 %       17 %       17 %      55 %      35 %
==============================================================================================================================

==============================================================================================================================

                                                                          Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                   2003       2002      2001      2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                      $ 10.36    $ 10.25   $ 9.79    $ 9.84    $ 10.44


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     0.31       0.36      0.38      0.39      0.38
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                 - 0.14     0.11      0.46      0.02      - 0.50


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                          0.17       0.47      0.84      0.41      - 0.12


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     - 0.31     - 0.36    - 0.38    - 0.39    - 0.38
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                        - 0.01     0         0         - 0.07    - 0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                       - 0.32     - 0.36    - 0.38    - 0.46    - 0.48


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                            $ 10.21    $ 10.36   $ 10.25   $ 9.79    $ 9.84


==============================================================================================================================
==============================================================================================================================

Total return 1                                                            1.66 %     4.73 %    8.73 %    4.38 %    - 1.30 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                     $ 13,077   $ 8,165   $ 4,920   $ 4,627   $ 5,393
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                1.60 %     1.61 %    1.64 %    1.53 %    1.45 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                     2.99 %     3.49 %    3.77 %    4.04 %    3.68 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                   42 %       17 %      17 %      55 %      35 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUNDS  34

==============================================================================================================================

                                                                                            Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                                     2003             2002 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.36          $ 9.97


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       0.31             0.15
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                   - 0.14           0.39


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.17             0.54


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.31           - 0.15
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                          - 0.01           0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                         - 0.32           - 0.15


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 10.21          $ 10.36


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                              1.66 %           5.46 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 7,028          $ 204
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                  1.59 %           1.61 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       2.96 %           3.15 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     42 %             17 %
==============================================================================================================================

==============================================================================================================================

                                                                      Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 5                                                             2003        2002        2001       2000      1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                  $ 10.36     $ 10.25     $ 9.79     $ 9.84    $ 10.44


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 0.42        0.46        0.48       0.49      0.48
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities             - 0.14      0.11        0.46       0.02      - 0.50


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                      0.28        0.57        0.94       0.51      - 0.02


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 - 0.42      - 0.46      - 0.48     - 0.49    - 0.48
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                    - 0.01      0           0          - 0.07    - 0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                   - 0.43      - 0.46      - 0.48     - 0.56    - 0.58


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                        $ 10.21     $ 10.36     $ 10.25    $ 9.79    $ 9.84


==============================================================================================================================
==============================================================================================================================

Total return                                                          2.68 %      5.77 %      9.82 %     5.42 %    - 0.31 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                 $ 328,574   $ 344,905   $ 50,292   $ 54,231  $ 61,314
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                            0.60 %      0.61 %      0.64 %     0.54 %    0.45 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 4.01 %      4.40 %      4.77 %     5.04 %    4.69 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                               42 %        17 %        17 %       55 %      35 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

SOUTHERN STATE MUNICIPAL BOND FUNDS  35

Virginia Municipal Bond Fund

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS A                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.48    $ 10.36   $ 9.95     $ 9.93     $ 10.46


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.41       0.45      0.46       0.47       0.49
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.17     0.12      0.41       0.05       - 0.45


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.24       0.57      0.87       0.52       0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.41     - 0.45    - 0.46     - 0.48     - 0.49
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.02     - 0.08


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.41     - 0.45    - 0.46     - 0.50     - 0.57


==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.31    $ 10.48   $ 10.36    $ 9.95     $ 9.93


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          2.32 %     5.67 %    9.00 %     5.42 %     0.23 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 76,374   $ 77,477  $ 55,863   $ 45,759   $ 50,341
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              0.89 %     0.88 %    0.85 %     0.74 %     0.51 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.92 %     4.33 %    4.59 %     4.87 %     4.70 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 26 %       19 %      20 %       52 %       31 %
==============================================================================================================================

==============================================================================================================================

                                                                        Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS B                                                                 2003       2002      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 10.48    $ 10.36   $ 9.95     $ 9.93     $ 10.46


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   0.34       0.37      0.39       0.40       0.41
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               - 0.17     0.12      0.41       0.04       - 0.45


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        0.17       0.49      0.80       0.44       - 0.04


==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   - 0.34     - 0.37    - 0.39     - 0.40     - 0.41
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                      0          0         0          - 0.02     - 0.08


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                     - 0.34     - 0.37    - 0.39     - 0.42     - 0.49


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.31    $ 10.48   $ 10.36    $ 9.95     $ 9.93


==============================================================================================================================
==============================================================================================================================

Total return 1                                                          1.58 %     4.88 %    8.19 %     4.63 %     - 0.52 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 26,841   $ 22,293  $ 17,938   $ 15,119   $ 15,403
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                              1.62 %     1.63 %    1.60 %     1.49 %     1.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                   3.18 %     3.58 %    3.83 %     4.11 %     3.93 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 26 %       19 %      20 %       52 %       31 %
==============================================================================================================================

1. Excluding applicable sales charges

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

SOUTHERN STATE MUNICIPAL BOND FUND  36

==============================================================================================================================

                                                                                            Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS C                                                                                     2003             2002 1
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.48          $ 10.13


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       0.34             0.16
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities                                   - 0.17           0.35


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.17             0.51


==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.34           - 0.16


==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 10.31          $ 10.48


==============================================================================================================================
==============================================================================================================================

Total return 2                                                                              1.58 %           5.05 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 5,079          $ 828
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                                                  1.62 %           1.63 %4
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       3.14 %           3.10 %4
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     26 %             19 %
==============================================================================================================================

==============================================================================================================================

                                                                     Year Ended August 31,
==============================================================================================================================
==============================================================================================================================

CLASS I 5                                                            2003       2002        2001       2000       1999 6
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                 $ 10.48    $ 10.36     $ 9.95     $ 9.93     $ 10.46


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                0.44       0.48        0.49       0.50       0.51
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities            - 0.17     0.12        0.41       0.04       - 0.45


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                     0.27       0.60        0.90       0.54       0.06


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                - 0.44     - 0.48      - 0.49     - 0.50     - 0.51
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                   0          0           0          - 0.02     - 0.08


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                  - 0.44     - 0.48      - 0.49     - 0.52     - 0.59


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                       $ 10.31    $ 10.48     $ 10.36    $ 9.95     $ 9.93


==============================================================================================================================
==============================================================================================================================

Total return                                                         2.59 %     5.93 %      9.28 %     5.68 %     0.48 %


==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                $ 209,094  $ 220,921   $ 100,114  $ 108,222  $ 115,720
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 3                                                           0.62 %     0.62 %      0.61 %     0.49 %     0.26 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                4.19 %     4.56 %      4.84 %     5.12 %     4.95 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                              26 %       19 %        20 %       52 %       31 %
==============================================================================================================================

1. For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2. Excluding applicable sales charges

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

5. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

6. Net investment income per share is based on average shares outstanding during the period.

SOUTHERN STATE MUNICIPAL BOND FUND  37

OTHER FUND PRACTICES

Although not a principal strategy, the Funds may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of such Fund's portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of such Fund's portfolio. The Funds intend to use the interest rate transactions as a hedge and not as a speculative investment. The Funds' ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI for more information.

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

SOUTHERN STATE MUNICIPAL BOND FUND  38

INDEX DESCRIPTIONS

====================================================================================================================================
Index                                 Description                                         Funds
====================================================================================================================================
====================================================================================================================================
Lehman Brothers Municipal Bond Index  LBMBI is an unmanaged broad market
                                      performance benchmark for the investment grade      o        Florida High Income
(LBMBI)                               tax-exempt bond market.                                      Municipal Bond Fund
                                                                                          o        Florida Municipal
                                                                                                   Bond Fund
                                                                                          o        Georgia Municipal
                                                                                                   Bond Fund
                                                                                          o        Maryland Municipal
                                                                                                   Bond Fund
                                                                                          o        North Carolina
                                                                                                   Municipal Bond Fund
                                                                                          o        South Carolina
                                                                                                   Municipal Bond Fund
                                                                                          o        Virginia Municipal
                                                                                                   Bond Fund
====================================================================================================================================

SOUTHERN STATE MUNICIPAL BOND FUND  39

                                     Notes




SOUTHERN STATE MUNICIPAL BOND FUND  40

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder Services
Call 1.800.343.2898
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Southern State Municipal Bond Funds, Ask for:
o Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission
         (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

536118 RV10 (1/04)

SEC File No.: 811-08367

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.343.2898

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2004

 Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund")
             Evergreen Florida Municipal Bond Fund ("Florida Fund")
             Evergreen Georgia Municipal Bond Fund ("Georgia Fund")
            Evergreen Maryland Municipal Bond Fund ("Maryland Fund")
      Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund")
      Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund")
            Evergreen Virginia Municipal Bond Fund ("Virginia Fund")

                     (Each a "Fund"; together, the "Funds")

       Each Fund is a series of an open-end management investment company known as Evergreen Municipal Trust (the "Trust")

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated January 1, 2004, as supplemented from time to time, for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Class A, Class B, Class C and Class I shares. You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about each Fund described in the prospectus. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to each Fund's Annual Report dated August 31, 2003. You may obtain a copy of each Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                               TABLE OF CONTENTS


PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-4
EXPENSES.......................................................................................................1-10
PERFORMANCE....................................................................................................1-14
COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES.............................................................1-17
SERVICE PROVIDERS..............................................................................................1-18
FINANCIAL STATEMENTS...........................................................................................1-20
ADDITIONAL INFORMATION CONCERNING FLORIDA......................................................................1-21
ADDITIONAL INFORMATION CONCERNING GEORGIA......................................................................1-28
ADDITIONAL INFORMATION CONCERNING MARYLAND.....................................................................1-28
ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA...............................................................1-33
ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA...............................................................1-34
ADDITIONAL INFORMATION CONCERNING VIRGINIA.....................................................................1-35

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...................................................2-1
PURCHASE AND REDEMPTION OF SHARES..............................................................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS............................................................................2-22
PRICING OF SHARES..............................................................................................2-25
PERFORMANCE CALCULATIONS.......................................................................................2-26
PRINCIPAL UNDERWRITER..........................................................................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-29
TAX INFORMATION................................................................................................2-35
BROKERAGE......................................................................................................2-38
ORGANIZATION...................................................................................................2-39
INVESTMENT ADVISORY AGREEMENT..................................................................................2-40
MANAGEMENT OF THE TRUST........................................................................................2-41
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-46
ADDITIONAL INFORMATION.........................................................................................2-56
PROXY VOTING POLICY AND PROCEDURES..............................................................................A-1

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund (except Florida High Income Fund) is a non-diversified series of the Trust. Florida High Income Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification (Florida High Income Fund)

         Florida  High  Income  Fund  may  not  make  any  investment   that  is
inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, Florida High Income Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

         1a.  Non-Diversification (Excluding Florida High Income Fund)

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         9.  Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI. Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless noted otherwise.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase  Agreements
Securities Lending
Options and Futures Strategies
Foreign  Securities
Foreign Currency  Transactions
High Yield, High Risk Bonds
Illiquid and  Restricted  Securities
Investment in Other  Investment Companies
Short Sales
Swaps, Caps, Floors and Collars
Municipal  Securities
U.S. Virgin  Islands,  Guam and Puerto Rico
Payment-in-kind  Securities
Zero Coupon "Stripped" Bonds

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 30, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of November 30, 2003.

                ---------------------------------------------------- -----------------

                Florida High Income Fund - Class A shares

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     5.34%
                4800 Deer Lake Dr E, 2nd Floor
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     9.09%
                4800 Deer Lake
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     9.86%
                4800 Deer Lake
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       89.40%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Cash/Reinvest Account                                7.24%
                Attn Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------



                ----------------------------------------------------------------------

                Florida Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     5.34%
                4800 Deer Lake Dr E, 2nd Floor
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     10.26%
                4800 Deer Lake
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     15.34%
                4800 Deer Lake
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       96.18%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Frances R. Maclean                                   14.86%
                412 E. 45th Street
                Savannah, GA 31405
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                None                                                 None
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     10.35%
                4800 Deer Lake Dr. E, 2nd Floor
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Fletcher J. Hill                                      9.89%
                87 Charlotte Lane
                Highlands, NC 28741
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Morgan Keegan & Company, Inc.
                50 North Front Street                                9.38%
                Memphis, TN 38103
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Revocable Living Trust of Living Trust               7.00%
                8240 Holcomb Bridge Road
                Alpharaetta, GA 30022
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Morgan Keegan & Company, Inc.
                50 North Front Street                                5.13%
                Memphis, TN 38103
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       54.98%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Wachovia Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Nigel Victor James                                   9.11%
                Brenda Michael James
                1605 Laurel Brook Road
                Fallston, MD 21047
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     5.20%
                4800 Deer Lake Dr E, 2nd Floor
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Securities, LLC
                Ms. Cathy Bernard                                    5.84%
                5532 Greystone Street
                Chevy Chase, MD 20815
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For Sole Benefit Of Its Customers
                Attn: Fund Administration                            21.47%
                4800 Deer Lake Dr E, 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Cash Account                                         83.88%
                Attn: Trust Accounts
                1525 West WT Harris Boulevard
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------

                Wachovia Bank
                Cash/Reinvest Account                                12.12%
                Trust Accounts
                1525 West WT Harris Boulevard
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Arrow & Co
                P.O. Box 30010                                       13.98%
                Durham, NC 27702
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing, LLC
                Mart B TR V H Scarboroug TTEE                        6.57%
                1807 S Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                None                                                 None
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Fay H. Culbreth                                      10.13%
                4304 Park Road
                Charlotte, NC 28209
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                J G Sherrill Family Trust                            5.05%
                Ronald G. Sherrill
                P.O. Box 19083
                Charlotte, NC 28219
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Lewis B. Woodward                                    5.01%
                5133 Grasshopper Road
                Raleigh, NC 27610
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Cash/Reinvest Account                                53.51%
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       44.26%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Pershing LLC
                P.O. Box 2052                                        8.34%
                Jersey City, NJ 07303
                ---------------------------------------------------- -----------------



                ----------------------------------------------------------------------

                South Carolina Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                None                                                 None
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Heyward G. Pelham                                    11.53%
                Jean R. Pelham
                11 Lakecrest Drive
                Greenville, SC 29609
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Carson Billy Askins Sr.                              7.84%
                P.O. Box 969
                Lake City, SC 29560
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Annabelle H. Burroughs                               7.05%
                Burroughs Revocable Trust
                610 Lakeside Drive
                Conway, SC 29526
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin                                     6.78%
                4800 Deer Lake Drive E, 2nd Floor
                Jacksonville, FL 32246
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing, LLC
                Helen A. Graves                                      6.67%
                TOD Caroline Carrillo and Martha Anne Bratton
                288 Molasses Lane
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing, LLC
                Attn: Linda Sarratt                                  5.37%
                Furman University
                3300 Poinsett Highway
                Greenville, SC 29613
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------

                ----------------------------------------------------------------------

                South Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Cash/Reinvest Account                                54.03%
                Trust Accounts
                1525 West WT Harris Boulevard
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       43.69%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Tunat & Co
                C/o Second Bank and Trust                            6.00%
                P.O. Box 71
                Culpeper, VA 22701
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Charles Schwab & Co., Inc.
                Special Custody Account                              5.44%
                Exclusive Benefit of Customers
                Reinvest Account
                101 Montgomery Street
                San Francisco, CA 94104
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                None                                                 None
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                C. Richard Dobson                                    11.53%
                12670 Patrick Henry Drive
                Newport News, VA 23602
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing, LLC
                Virginia J. Fox                                      11.06%
                1142 Basil Road
                Mc Lean, VA 22101
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing, LLC
                Carolyn A. Adams                                     7.99%
                12711 Nettles Drive, Apt. 16
                Newport News, VA 23606
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Cetron Family Ltd Partnership                        7.80%
                Attn: Marvin Cetron
                3612 Boat Dock Drive
                Falls Church, VA 22041
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation
                Pat Higbie                                           6.25%
                6625 McCambell Cluster
                Centreville, VA 20120
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Wachovia Bank
                Trust Accounts                                       93.76%
                11th Floor
                301 S. Tryon Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North
Carolina 28288-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from each Fund, except Florida High Income Fund, an annual fee equal to 0.42% of the average daily net assets of the Fund. EIMC is entitled to receive from Florida High Income Fund an annual fee equal to 0.52% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years.

  ------------------------------- ------------------------------ ------------------------------

  Fiscal Year/Fund                     Advisory Fees Paid            Advisory Fees Waived

  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------
  Fiscal Year Ended August 31, 2003

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $2,251,293                     $3,252
  Florida High Income Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                         $1,918,672                     $801
  Florida Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $1,007,465                     $806
  Georgia Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $313,117                       $0
  Maryland Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $2,237,517                     $698,609
  North Carolina Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $1,814,172                     $0
  South Carolina Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $1,368,431                     $0
  Virginia Fund

  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2002

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $1,835,968                     $409,006
  Florida High Income Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                          $1,209,965                     $723,900
  Florida Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $406,883                       $107,188
  Georgia Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $255,756                       $0
  Maryland Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $745,132                       $744,252
  North Carolina Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $550,012                       $36,361
  South Carolina Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $864,273                       $13,265
  Virginia Fund

  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2001

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $1,724,667                     $478,369
  Florida High Income Fund

  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                         $860,143                       $1,284,673
  Florida Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $255,573                       $107,253
  Georgia Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                         $152,175                       $51,419
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  North Carolina Fund                   $423,224                       $705,819
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $253,930                       $0
  South Carolina Fund
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
                                        $719,387                       $0
  Virginia Fund
  ------------------------------- ------------------------------ ------------------------------

Brokerage Commissions

         The Funds paid no brokerage commissions during fiscal years 2003, 2002 and 2001.

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years. For more information, see "Principal Underwriter" in Part 2 of this SAI.

--------------------------------- ---------------------------- ----------------------------------

                                  Total Underwriting            Underwriting Commissions Retained
Fiscal Year/Fund                  Commissions

--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------
Fiscal Year ended August 31, 2003

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $1,365,041                   $52,137
Florida High Income Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                            $591,156                     $21,477
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $305,847                     $4,812
Georgia Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $193,724                     $4,380
Maryland Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $426,746                     $20,193
North Carolina Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                     $652,122                     $21,774
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virgina Fund                            $659,745                     $27,795
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2002

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $2,307,480                   $50,829
Florida High Income Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                             $794,828                     $21,963
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $335,254                     $4,826
Georgia Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $262,471                     $3,446
Maryland Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $382,852                     $11,567
North Carolina Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                     $263,351                     $3,870
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virigina Fund                           $690,582                     $28,245
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2001

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $1,706,049                   $8,238
Florida High Income Fund

--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                            $274,651                     $8,158
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Georgia Fund                            $202,129                     $1,781
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                           $109,038                     $2,584
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
North Carolina Fund                     $64,827                      $2,361
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                     $66,047                      $2,990
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
                                        $283,169                     $10,267
Virginia Fund
--------------------------------- ---------------------------- ----------------------------------


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 2003. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

=============================== ================ ================================= ==================================

                                    Class A                  Class B                            Class C
Fund
                                ---------------- --------------------------------- ----------------------------------
                                Service Fees     Distribution      Service Fees    Distribution     Service Fees
                                                     Fees                               Fees
=============================== ================ ================= =============== ================ =================
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
                                   $523,651          $998,537         $332,846        $178,031          $59,344
Florida High Income Fund

------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Florida Fund                       $300,392          $232,710         $77,570          $88,355          $29,452
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Georgia Fund                        $57,223          $142,671         $47,557          $13,205           $4,402
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Maryland Fund                       $66,656          $78,257          $26,086          $26,701           $8,900
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
North Carolina Fund                $207,894          $134,911         $44,970          $20,142           $6,714
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
South Carolina Fund                $179,031          $85,599          $28,533          $38,929          $12,976
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
                                   $221,246          $194,392         $64,798          $29,296           $9,765
Virginia Fund
=============================== ================ ================= =============== ================ =================

Trustee Compensation

         Listed below is the Trustee compensation paid by the Southern State Municipal Bond Funds (the "Fund Group") for the fiscal year ended August 31, 2003 and by the Trust and the nine other trusts in the Evergreen fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

         ================================== ============================== ================================
                                             Aggregate Compensation from     Total Compensation from the
                                               the Fund Group for the      Evergreen Fund Complex for the
                                             fiscal year ended 8/31/2003         twelve months ended
                                                                                   12/31/2002(1)
                     Trustee
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Laurence B. Ashkin(2)                         $1,444                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Charles A. Austin, III                        $3,109                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Arnold H. Dreyfuss(2)                         $1,444                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         K. Dun Gifford                                $3,657                         $143,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         James S. Howell(3)                             $376                           $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Leroy Keith Jr.                               $3,109                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Gerald M. McDonnell                           $3,109                         $134,727
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Thomas L. McVerry(4)                          $1,384                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         William Walt Pettit                           $3,109                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         David M. Richardson                           $3,109                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Russell A. Salton, III                        $3,420                         $144,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Michael S. Scofield                           $4,093                         $160,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard J. Shima                              $3,347                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard K. Wagoner                            $3,109                         $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

          (1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $93,750
                  Howell            $36,400
                  McVerry           $125,000
                  Pettit            $125,000

         (2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustee Emeriti. As of December 31,
         2003, Mr. Ashkin and Mr. Dreyfuss' three year terms as Trustee Emeriti expired. Mr. Ashkin and Mr. Dreyfuss received compensation through December 31, 2003.
         (3) As of January 1, 2000, James B. Howell retired and became Trustee Emeritus. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.
         (4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 2003. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- -------------------- --------------------- ---------------------
Fund/Class              One Year             Five Years           Ten Years or Since    Inception Date of
                                                                  Inception             Class
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida High Income Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        -2.43%               2.11%                4.71%                 6/17/1992
Class A

----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        -2.44%               2.11%                4.69%                 6/17/1992
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        0.18%                2.57%                4.83%                 6/17/1992
Class A+
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.18%               2.02%                4.58%                 7/10/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.27%               2.14%                4.68%                 3/6/1998
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.69%                3.37%                5.43%                 9/20/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.45%               2.63%                4.44%                 5/11/1988
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A+                -2.46%               2.51%                4.27%                 5/11/1988
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A+                -0.16%               2.87%                4.43%                 5/11/1988
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.32%               2.40%                4.19%                 6/30/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.45%               2.53%                4.32%                 1/26/1998
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.60%                3.76%                5.04%                 6/30/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Georgia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.37%               3.26%                4.41%                 7/2/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -2.37%               3.23%                4.40%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -0.24%               3.41%                4.44%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.19%               3.16%                4.17%                 7/2/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.22%               3.86%                4.71%                 3/27/2002
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.76%                4.54%                5.18%                 2/28/1994
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Maryland Fund (3)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.60%               3.18%                3.74%                 10/30/1990
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A +               -2.60%               3.14%                3.68%                 10/30/1990
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A +               -0.31%               3.31%                3.74%                 10/30/1990
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.36%               3.08%                3.91%                 3/27/1998
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.41%               3.28%                3.91%                 12/23/1998
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.57%                4.46%                4.51%                 10/30/1990
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
North Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.51%               2.89%                4.31%                 1/11/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -2.51%               2.83%                4.27%                 1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -0.29%               3.09%                4.34%                 1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.32%               2.78%                4.06%                 1/11/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.44%               3.46%                4.60%                 3/27/2002
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.62%                4.15%                5.07%                 2/28/1994
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
South Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.49%               3.35%                4.68%                 1/3/1994
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -2.51%               3.27%                4.62%                   1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -0.34%               3.44%                4.63%                 1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.27%               3.24%                4.45%                 1/3/1994
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.29%               3.92%                4.98%                 3/27/2002
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.68%                4.62%                5.47%                 2/28/1994
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Virginia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class A                 -2.52%               3.48%                4.61%                 7/2/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -2.52%               3.43%                4.58%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              -0.31%               3.58%                4.60%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -3.34%               3.37%                4.36%                 7/2/1993
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class C                 -0.45%               4.05%                4.90%                 3/27/2002
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class I                 2.59%                4.75%                5.36%                 2/28/1994
----------------------- -------------------- -------------------- --------------------- ---------------------

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(2) Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

(3) Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assume a complete sale of fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Yields

         Below are the current and tax equivalent yields of the Funds for the 30-day period ended August 31, 2003. For more information, see "30-Day Yield" and "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

==================================== ============================================= ==============================================

                                                     30-Day Yield                              Tax-Equivalent Yield

------------------------------------ --------------------------------------------- ----------------------------------------------

                      Combined
                      Federal &
                      State Tax
Fund                  Rate           Class A   Class B      Class C     Class I    Class A    Class B     Class C     Class I
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         35.00%       4.98%       4.52%       4.49%       5.53%      7.66%      6.95%       6.91%       8.51%
Florida High Income
Fund

--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         35.00%       3.93%       3.42%       3.39%       4.42%      6.05%      5.26%       5.22%       6.80%
Florida Fund

--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         39.89%       3.48%       2.95%       2.91%       3.95%      5.79%      4.91%       4.84%       6.57%
Georgia Fund

--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         39.09%       3.80%       3.29%       3.26%       4.29%      6.24%      5.40%       5.35%       7.04%
Maryland Fund
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         41.33%       3.93%       3.42%       3.39%       4.42%      6.70%      5.83%       5.78%       7.53%
North Carolina Fund
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         40.53%       3.42%       2.89%       2.86%       3.89%      5.75%      4.86%       4.81%       6.54%
South Carolina Fund
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                         39.73%       3.63%       3.11%       3.08%       4.11%      6.02%      5.16%       5.11%       6.82%
Virginia Fund
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========


               COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES

         Class A and Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A and Class C shares of each Fund. The example assumes a purchase of Class A shares and Class C shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares and Class C shares at August 31, 2003. For more information, see "Purchase and Redemption of Shares" in Part 2 of this SAI.

-------------------------------------- ------------------- ------------------- -------------------

         Fund                           Net Asset Value       Sales Charge       Offering Price
                                        Per Share                                  Per Share

-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
Florida High Income Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $9.96               4.75%               $10.46
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $9.96               1.00%               $10.06
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
Florida Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $9.30               4.75%               $9.76
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $9.30               1.00%               $9.39
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
Georgia Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $10.10              4.75%               $10.60
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $10.10              1.00%               $10.20
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
Maryland Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $10.93              4.75%               $11.48
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $10.93              1.00%               $11.04
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
North Carolina Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $10.26              4.75%               $10.77
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $10.26              1.00%               $10.36
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
South Carolina Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $10.21              4.75%               $10.72
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $10.21              1.00%               $10.31
-------------------------------------- ------------------- ------------------- -------------------
--------------------------------------------------------------------------------------------------
Virginia Fund

--------------------------------------------------------------------------------------------------
-------------------------------------- ------------------- ------------------- -------------------
Class A                                      $10.31              4.75%               $10.82
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Class C                                      $10.31              1.00%               $10.41
-------------------------------------- ------------------- ------------------- -------------------

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive an annual fee from each Fund at the following rate:

                =================================== ======================================
                     Average Daily Net Assets                  Administrative
                      of the Evergreen Funds                 Services Fee Rates

                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                        First $50 billion                          0.100%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.090%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.080%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                         Next $25 billion                          0.075%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------

                   On assets over $125 billion                     0.050%
                =================================== ======================================


         Below are the administrative service fees paid by each Fund for the last three fiscal years. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

====================================================================
Fund/Fiscal Year                        Administrative Fees Paid

====================================================================
Fiscal Year Ended August 31, 2003

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $433,566
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $457,017
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                    $240,065
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $74,552
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $699,078
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                             $431,946
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $325,817
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2002

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $431,726
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $460,444
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                    $122,398
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $60,894
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $354,615
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                             $139,613
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $208,938
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2001

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $423,661
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $510,671
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                     $86,387
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $48,475
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $268,820
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                              $60,460
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $171,282
====================================================================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. Each Fund pays ESC annual fees as follows:


                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts.

                     ** Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The  audited   financial   statements  and  the  reports   thereon  are
incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898, or by downloading it off our website at EvergreenInvestments.com.

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 15,982,378 as of the 2000 census. This represents a 23.5% growth since the 1990 census. Pending confirmation, the Office of Economic and Demographic Research of the Florida legislature estimates that Florida's population will have increased to 16,683,876 by the end of 2002, and to nearly 17,000,000 by the middle of 2003. The Demographic Estimating Conference Database projects Florida's population will exceed 18,800,000 by 2010 and 21,700,000 by 2020. Only California, New York and Texas have populations larger than Florida. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas.

         Economic Conditions and Outlook. The current Florida Economic Consensus estimating Conference forecast shows that the Florida economy is expected to grow at a slower pace than was experienced in the last years, but will continue to outperform the U.S. as a whole. At the end of 2001, both Florida and the U.S. as a whole, had unemployment rates of 4.8%. In 2003, Florida's rose to 5.8%, while the U.S. rate rose to 6.0%. Total personal income in Florida rose from $466,130,000,000 in 2001, to $488,745,000,000 in 2002, or a rise in per capita income from $28,407 to $29,294.

         Tourism is an important element of Florida's economy. Since the terrorist attacks of September 2001, Florida has experienced a precipitous drop in tourist arrivals, but a steady recovery is expected.

         Another important element of Florida's economy is construction. The number of combined single and multi-family private housing starts spiked to a level of 175,000 in 2002, due to low interest rates.

Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 5% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216, Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator. Over the last three years, the budget process has grown increasingly contentious in the legislature and special sessions have been required to adopt the State's budget.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the state budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Cabinet are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court.
Article VII, Section 1(d) of the constitution states, a Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year.

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), Florida Statutes, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The  State  of  Florida  has  fully  implemented  a   performance-based
budgeting system under Chapter 216, Florida Statutes. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, Florida Statues.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the Working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for all governmental fund types are the sales and use tax, the motor fuel tax, the documentary stamp tax and the corporate income tax, which were 35.9%, 4.07%, 3.7% and 2.8%, respectively, of the total receipts of that fund for fiscal year 2001-02. Florida's Constitution and statutes mandate that the state budget as a whole and each separate fund within the state budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which amounted to $15.6 billion for fiscal year 2001-02. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price or fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding countywide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (a) rentals of tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (b) admissions to places of amusements, most sports and recreation events; (c) utilities, except those used in homes; and (d) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services; insurance and certain personal service transactions; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, communications service tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Tax Cuts. Due to recent budget surpluses, the state has begun to implement a series of tax cuts in addition to funding the Budget Stabilization Fund, Working Capital Fund and other reserve funds. The 2002-03 budget contained approximately $5.9 billion in tax relief. The legislature has yet to determine the level of tax cuts in the 2003-04 budget, but the Governor has proposed another $2.2 billion in tax savings. The most significant source of tax cuts has been a reduction in the intangible property tax rate and documentary stamp tax.

         Historically, for a short period each year, the sales and use taxes are suspended on purchases of certain essential items priced less than $100, such as items of clothing. This provision, however, was not included in the 2002-03 budget. The burden of state taxes is expected to be reduced to 6.0% of personal income, the lowest level since1991.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service ("Moody's") (Aa2), Standard and Poor's Ratings Services ("S&P") (AA+) and Fitch IBCA, Inc. ("Fitch") (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mils on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived form the projects.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(a) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (b) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         The state's outstanding debt which is primarily payable from state revenue and secured by the full faith and credit of the state, decreased from $9.5 billion in fiscal year 2000-01, to $9.4 billion in fiscal year 2001-02 and increased to $9.9 billion in fiscal year 2001-02. For the same years, the state's debt service payments equaled $717 million, $737 million and $755 million, or 1.90%, 1.80% and 1.65% of total state expenditures for each respective year.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to statewide, regional and local conditions within Florida. Adverse changes to statewide, regional or local economies may adversely affect the creditworthiness of Florida and its political subdivisions. Also, some revenue obligations may be issued to finance construction of capital projects, which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority, which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived in part from information disclosed in the Florida Comptroller's Annual Report dated February 15, 2001. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State's financial position.

         A. Nathan M. Hameroff, M.D., et al v. Agency for Health Care Admin., et al

         Case No. 95-5936, Leon County Circuit Court, 2nd Judicial Circuit. This is a class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. The case went to trial October 3-4, 2000. On February 5, 2001, the trial court ruled that Section 395.705, Florida Statutes, was unconstitutional and disallowed further assessments. Judgment was entered against the Agency on February 15, 2001. The Agency successfully appealed that order to the First District Court of Appeal, and the Florida Supreme Court denied certiorari of the appellate courts decision. However, during the pending appeal, the plaintiffs returned to the Circuit Court with a new theory of the PMATF being an unconstitutional income tax and prevailed in an order dated December 20, 2002. Additionally, the Circuit Court entered an order on January 7, 2003, finding a subclass of plaintiffs to which the PMATF should have never applied. The Agency has appealed both orders. The potential refund liability for all such suits could total approximately $144 million.

         B.       Savona, et al v. Agency for Health Care Administration

         Case No. 96-6323, Leon County Circuit Court, 2nd Judicial Circuit. In this case, Plaintiffs sought retroactive and prospective relief on behalf of a class of Medicaid providers (doctors), demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $98 million, inclusive of interest, fees, and costs, would be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share (within the Medicaid Program) would be 45 percent of the $98 million. Final judgment on the settlement was entered on June 18, 2001. The Legislature appropriated $32 million in the 2001-02 budget for the first installment, which was paid on July 27, 2001. The second of three settlement installments was paid on July 25, 2002.

         C. State Contracting and Engineering Corp. v. Florida Department of Transportation, et al

         Case No. 98006566(11), 17th Circuit Court, Broward County. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier soundwall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design on the subsequent projects. The case went to trial on January 28, 2002. After a verdict in favor of Plaintiff, a judgment in the amount of $9,111,217 was issued. The Department transferred $10,230,000 to the court registry to cover the judgment and post-judgment interest. The case is on appeal.

         D. Riscorp Insurance Company, et al v. Florida Department of Labor and Employ-ment Security and Mary B. Hooks

         Case No.  99-5027,  Leon County  Circuit Court,  2nd Judicial  Circuit.
Pursuant to Section 440.51, Florida Statutes, the Department collects assessments on "net premiums collected" and "net premiums written" from carriers of workers compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." Riscorp is seeking refunds of approximately $35 million. On December 27, 2001, the Court granted plaintiffs' motion for partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium in calculating assessments paid for years 1995 - 1998. A stipulated Final Judgment was entered on August 15, 2002, in favor of Riscorp in the amount of $22,475,886. The Department has appealed that Final Order to the First District Court of Appeal. On July 25, 2002, a stipulated Final Judgment was entered in favor of the Florida Hospitality Mutual Insurance Company in the amount of $1,620,869. The Department has appealed that Final Order to the First District Court of Appeal, and the appeal has been consolidated with the Riscorp appeal.

         E. U.S. Environmental Protection Agency v. Florida Department of Transportation

         The issue constitutes an environmental claim. Title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.6 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal. The EPA is currently preparing an Amended Record of Decision. On November 14, 2002, a tolling agreement was signed which extended the time to sue until December 1, 2003.

         F.       Sarnoff v. Department of Highway Safety and Motor Vehicles

         Case No. SC01-351 Florida Supreme Court. This suit alleges the improper setting of the fee for the motor vehicle inspection program. Plaintiffs challenge the constitutionality of Section 325.214(2), Florida Statutes, which imposes a $10.00 fee on the emissions inspection of automobiles in seven of Florida's 67 counties, and seek class action certification, declaratory judgment and refund claims. On December 29, 2000, the First District Court of Appeal reversed the trial court's class certification order, and a rehearing was denied on February 2, 2001. Plaintiffs have invoked the discretionary review of the Florida Supreme Court on this issue. Oral Argument was held on November 7, 2001. The decision of the Florida Supreme Court has not been made. The amount of potential loss to the State was originally estimated to be $96-106 million. The decision of the Florida Supreme Court has been rendered. The Court has limited the issue in Sarnoff to a constitutional challenge to former Section 325.214, Florida Statues, as amended by Section 2 of Chapter 98-254, Laws of Florida, which sets the $10.00 emissions inspection fee. Potential liability has therefore been significantly reduced.

         G.      Paul K. Mateo, et al., v. Florida Department of Revenue, et al.

         Case No. 1D01-4836, First District Court of Appeal. This is a class action suit seeking declaratory relief and a tax refund of sales taxes paid on the lease of motor vehicles where the concerned price included a $2.00 surcharge imposed by Section 212.0606, Florida Statutes. The Department was successful in moving to dismiss Plaintiff's Complaint in the trial court. A trial court dismissed an Amended Complaint challenging the constitutionality of the statute with prejudice. The trial court found that the Plaintiff had not complied with the requirements of Section 215.26, Florida Statutes, thereby making the plaintiff's non-compliance with the statute fatal to his refund request. The Plaintiff timely appealed the trial court's order of dismissal. The appeal was set for oral argument on September 18, 2002. The plaintiff lost the appeal, and the case was settled in favor of the Department.

         H.       Transitions Optical, Inc. v. Florida Department of Revenue,
                                                et al.

         Case No. 2D00-4208, Section District Court of Appeal. In this case, Transitions Optical and co-Plaintiff, Pepperidge Farm, brought a class action suit (Case No. 99-8574-CI-20, 6th Judicial Circuit) on behalf of themselves and all other similarly situated businesses, challenging the imposition of ad valorem county taxes on the computer software owned and operated by them in their places of business, and seeking a refund of all ad valorem taxes previously paid. The Transitions Optical, Inc., case is currently on appeal in the Second District Court of Appeal. The trial court denied a motion to dismiss and certified a class of taxpayers. The Department of Revenue filed a notice of appeal of the order on class certification. The Pepperidge Farm Polk County case is currently on appeal in the Second District Court of Appeal. This case pertains to ad valorem taxes that relate to county funds and not the State of Florida. The estimated loss to the counties of the State may be in excess of $25 million.

         I.       Rendon v. Florida Department of Transportation, et al.


         Case No. 96-18090(27) Eleventh Judicial Circuit. The Plaintiffs (persons covered by the Americans with Disabilities Act or ADA) in this certified class action suit, seek a declaratory judgment that Sections 320.0848
(2) and (3), Florida Statutes, violate the Americans with Disabilities Act of 1990 in that the surtax charged for a disabled parking permit is illegal. Issues include the right to proceed with refund claims when no one has applied for a refunds claim. On November 14, 2001, the trial court granted Plaintiffs' motion for summary judgment. On February 25, 2002, the State appealed the decision to the Third District Court of Appeal (Case No. 3D02-61). On October 30, 2002, the Third District Court of Appeal reversed the Trial Court's decision and granted Summary Judgment in favor of the State. The State was found not to violate the ADA and no refund was required. Rendon has petitioned the Florida Supreme Court seeking jurisdiction (case No. SC03-42). The Attorney General is representing FDOT and the Department of Highway Safety and Motor Vehicles. Estimated loss to the State could be in excess of $25 million.

         J. Pharmaceutical Research and Manufacturers of America v. Rhonda M. Medows & Rob Sharpe (in their official capacities) Agency for Health Care Administration, 4:01 CV356-WS (Stafford, W.)

         U.S. District Court (N.D. Fla.). "Pharma" is challenging the recent Medicaid preferred drug list on constitutional and civil rights grounds. Pharma alleges that the statute is preempted by federal law under the Supremacy Clause of the United States Constitution and deprives Pharma members of federally protected rights. Complaint was filed August 7, 2001. A decision finding for the Agency on all counts was rendered on December 28, 2001. Pharma appealed this case to the U.S. Eleventh Circuit Court of Appeals. The appellate court upheld the decision in favor of the defendants on September 6, 2002. Pharma filed a petition for a writ of certiorari in the U.S. Supreme Court on December 5, 2002, to which the Agency responded on January 8, 2003. Although this lawsuit does not claim money damages, the fiscal impact to Medicaid could be as high as $300 million annually on anticipated savings to the pharmacy program if an injunction is rendered against the Agency.

K.       St. Paul Surety v. Florida Department of Transportation

         This is a pre-suit claim arising out of Case No. CI 00-6996, 9th Judicial Circuit, Orange County, Florida (Cone Constructors, Inc.,
 v. FL Dept of Transportation). In that case, the Florida Department of Transportation terminated Cone Constructors, Inc., on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors, Inc., sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, the contractor filed for bankruptcy and the Department was able to settle the dispute with the bankruptcy trustee for a payment of $575,000. However, once Cone constructors, Inc., was terminated, St. Paul was required to finish the project and did so. It now alleges that it has incurred losses on the project, for which it is seeking damages from the Department. Estimated loss to the State could be in excess of $25 million.

L.       Traylor Brothers, Inc. v. Department of Transportation

         Case No. 02-856, 17th Judicial Circuit, Broward County. The Department of Transportation contracted with Traylor Brothers to construct a `signature' bascule bridge over the Intercoastal Waterway in Fort Lauderdale, Florida. Traylor brothers has sued the Department for breach of contract alleging, among other things, that the contract documents contained errors, defects, and omissions and failed to disclose the complexity of the project, that the Department failed to properly administer and coordinate the construction activities under the contract, and that there were differing site conditions. Discovery has been undertaken by both parties. Traylor Brothers has not filed its Qualified Acceptance Letter setting forth its claims. Potential loss to the State is estimated at $30 million.

         M.       Graves Brothers v. Florida Citrus Commission

         Case No. 02-CA-004686, Tenth Judicial Circuit Court. Five citrus blenders filed a challenge to the "box tax" of the Florida Citrus Commission,
Section 601.15, Florida Statutes. The complaint states that the tax is an illegal imposition upon compelled speech. The case has been transferred to Polk County. The final hearing in this case is set for June 2003. Potential loss to the State is estimated at $100 million.

                    ADDITIONAL INFORMATION CONCERNING GEORGIA

         The performance of the Georgia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Georgia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State ranks 10th in population and 28th in per capita personal income according to the U.S. Bureau of the Census. The unemployment rate stands at 4.4% (not seasonally adjusted) as of October 2003, compared to the national average of 6.0%. The State's unemployment rate is 1.6 percentage points below the national average. Gross state product, the counterpart to gross domestic product for the nation, is reported (with a time lag) annually. For 2000-2001, the latest coverage, the State's gross product decreased by 0.4%.

As of June 30, 2002, general obligations of the State of Georgia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch's, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Budget Process

         As of fiscal year-end 2002, the State's main reserves of Revenue Shortfall, Lottery and Midyear Adjustment stood at $700 million, $203 million and $140 million, respectively. As of fiscal year end 2002, the Revenue Shortfall Reserve was at the maximum authorized level of 5% of fiscal year 2002 revenues. The Governor of the State of Georgia recommended $138,112,245 of the Revenue Shortfall Reserve be included in fiscal year 2003 fund availability. This leaves a balance of $562,161,715 in the Revenue Shortfall Reserve. The State ended fiscal 2002 with a surplus of $347,325,342 of governmental function revenues in excess of governmental function expenditures.

         At the end of fiscal year 2002, the State had total bonded debt outstanding of $6.1 billion. Of this amount, $6 billion comprises debt backed by the full faith and credit of the government. The State's total debt increased by $804 million during fiscal year 2002. The key factor in this increase was a $1.2 billion general obligation bond issuance for the State.

State's Revenues and Expenditures

         Revenue collection by the State, about 90 percent from sales and income taxes, fell below fiscal year 2001 levels in each of the twelve months of fiscal year 2002. At the end of fiscal year 2002, consequently, net revenues were below those of fiscal year 2001 by $684 million or 4.7 percent.

         Estimated States revenues for fiscal 2004 are $15.9 billion, of which $14.3 billion is from various taxes, including $7.8 billion of corporate and individual income tax and $4.7 billion of general sales tax.

                   ADDITIONAL INFORMATION CONCERNING MARYLAND

         The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this SAI.

      The following is a brief summary of some of the more significant matters relating to the economy of the State of Maryland. Other factors will affect State and local government issuers, and borrowers under conduit loan bond arrangements. This information constitutes only a brief summary and does not purport to be a complete description of the potential risks associated with investments in the State of Maryland. The summary is based primarily upon statistics and other information provided by Maryland agencies, official statements of the State of Maryland, independent sources, and public information available as of the date hereof, as well as oral statements from various governmental agencies. The State of Maryland and its local governments issue demographic and fiscal data infrequently, and such data will not necessarily reflect recent events and trends. The information has not been updated, nor will it be updated during the year. We have not independently verified the information. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

      The State and Its Economy

      According to the 2000 Census, Maryland's population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. The population was estimated at 5,458,137 in 2002. Maryland's population is concentrated in urban areas: Baltimore City and the eleven counties located in the Baltimore-Washington region contain 50.1% of the State's land area and 89.7% of its population. Per capita income in 2002 was $36,298 in Maryland, compared to the national average of $30,941 in that year. Personal income in Maryland grew at an average annual rate of 5.3% from 1993 to 2002, which was marginally higher than the national average over the same period.

      Services, retail and wholesale trade, government and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are historically the leading areas of employment in Maryland. Maryland's economy tends to be more reliant on the service and government sectors, but less dependent on manufacturing, than the United States as a whole. Maryland's economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal employment in 2001 was 7.0% for Maryland residents, compared to 2.7% nationwide. Federal military facilities and defense spending play critical roles in Maryland's economy.

      In 2002, the unemployment rate in Maryland was 4.4%, compared to a national rate of 5.8% according to the United States Bureau of Labor Statistics.

      State Fiscal Information

      The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland ended fiscal year 2002 with a $309.1 million general fund balance on a budgetary basis, all of which was designated to fund fiscal year 2003 operations, and with $547.9 million in the Revenue Stabilization Fund of the State Reserve Fund. The Revenue Stabilization Fund provides financial support for future needs and to reduce the need for future tax increases. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. The general fund balance reflected a $117.9 million decrease compared to the balance projected when the 2003 budget was enacted. Early in fiscal year 2003, it appeared that the general fund revenues would be less than projected due primarily to decreases in personal income taxes, sales taxes and revenue reductions. In response, the Board of Public Works approved cost reductions to the fiscal year 2003 Budget of $217.5 million.

      As part of the fiscal 2004 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2003 (the "2003 Act"), legislation which authorized various transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations in fiscal 2003 and 2004.

      As of July, 2003 it was estimated that the general fund balance on a budgetary basis at June 30, 2003, would be approximately $1.2 million. The balance in the Revenue Stabilization Account of the State Reserve Fund, after reflecting the transfer of $249.0 to the General Fund and appropriation of $181.0 million from the General Fund, was estimated to be $490.3 million, equal to 5.2% of estimated general fund revenues.

      2004 Budget. On April 5, 2003, the General Assembly, which is the legislative branch of the State government, approved the budget for the fiscal year ended June 30, 2004. The 2004 budget included, among other things: (i) sufficient funds to the State's retirement and pension system to remain within the "corridor" of 90%-110% full funding; (ii) $9.4 million for capital projects;
(iii) $3.8 billion in aid to local governments from general funds (net of reductions) reflecting full funding of the public school enhancements enacted at the 2002 Session of the General Assembly; and (iv) net general fund deficiency appropriations of $86.4 million for fiscal 2002, including $31.4 million for the Department of Health and Mental Hygiene, $29.9 million to the Department of Human Resources for additional costs associated with providing foster care placements and shortfalls in federal fund attainment for child welfare services; and $14.4 million in public safety. The 2004 Budget reflects the continuation of a hiring freeze implemented during fiscal year 2003 and the elimination of 1,806 vacant positions; it does not include funds for employee cost of living adjustments, merit increases or performance bonuses.

      The 2004 Budget as enacted funds all fiscal year 2004 debt service on the State's general obligation bonds entirely with special funds, primarily from State property tax revenues. This eliminated the need to include any general funds for the payment of debt service on the State's general obligation bonds, resulting in a reduction of $187.0 million in general fund appropriations from the budget as introduced. This required an increase in the fiscal year 2004 State property tax rate from 8.4 cents to 13.2 cents per $100 of assessed value.

      It is estimated that the general fund balance on a budgetary basis at June 30, 2004, will be approximately $33.9 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund is estimated to be $500.1, equal to approximately 5.0% of estimated general fund revenues. The Jobs and Growth Tax Relief Reconciliation Act of 2003 passed by Congress will provide an estimated $333.3 million of additional federal assistance to Maryland in fiscal 2003 and 2004.

      In planning the fiscal year 2005 budget requirements, however, the State is estimating a gap in the range of $800 million to $1 billion between projected revenues and current services expenditure levels. The Governor plans to reduce expenditures in fiscal year 2004 to mitigate the severity of the adjustment that will be needed to balance the fiscal year 2005 budget. In anticipation of these reductions, the Governor has reserved $655.1 million of fiscal year 2004 appropriations, representing approximately 10% of most discretionary spending programs.

      State-Level Municipal Obligations

      Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had $5.3 billion of State tax-supported debt outstanding, and $1,045.2 million of authorized but unissued debt, at March 31, 2003.

      The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

o The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State's real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State's general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 2003, the State's general obligation bonds were rated AAA by Fitch, Aaa by Moody's Investors Service, Inc., and AAA by Standard & Poor's. However, since that time the State has faced significant economic challenges, and we cannot assure you that such ratings will be maintained in the future.

o The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment.

o The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers payable primarily from lease rentals, sports lottery and other revenues.

o Certain other State units, such as Maryland's university systems, the Maryland Transportation Authority and the Maryland
         Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit
         organizations,  corporations  and  other  private   entities.  The
         issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority issues bonds which are payable solely from collections from airline travel; any significant decline in air traffic for the Baltimore-Washington International airport could impede repayment on such bonds.

o The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government's taxing power is pledged but are ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due. Such arrangements generally contain "non-appropriation" clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriate for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government can not be held contractually liable for the payments.

      Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

      Other Issuers of Municipal Bonds

      Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from Standard & Poor's, these ratings are often achieved through insurance, and other issuers within Maryland have received lower ratings.

      Many of Maryland's counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. The actual and projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

      Risks and Uncertainties

      Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Evergreen Maryland Municipal Bond Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment. In addition, the Evergreen Maryland Municipal Bond Fund may include obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities; any such obligations will bear their own particular risks in addition to any general risks described herein.

      The uncertainty of the national economy has hurt and could continue to adversely affect Maryland and its localities and other borrowers. Maryland's economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. In addition, a significant proportion of Maryland's revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. Slowdown in the service sector, or reduction in federal jobs or funds available to Maryland, could create budget difficulties at the State and local level. Maryland's small businesses, which make up the core of Maryland's economy, are particularly vulnerable to the effects of a faltering national economy. Continued economic decline could also decrease income tax and capital gains revenues, which are important components of the State's budgeted revenues. Declining revenues from personal income taxes, sales taxes, inheritance and estate taxes, and interest earnings are estimated. These and other factors will also affect the county and local economies in Maryland, as well as agencies and private borrowers. To the extent they stress the State's budget; such factors will diminish the amount of State aid available to local jurisdictions. If negative trends continue, Maryland's State and local governments might need to take more drastic measures, such as cutting employment or increasing taxes, to balance their budgets.

                additional information concerning north carolina

         The performance of the North Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of North Carolina issuers, which results in the Fund's performance being subject to risks associated with current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         North Carolina's economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. According to the Employment Security Commission, the labor force has grown from 3,549,800 in September, 1993 to 4,179,500 in September, 2003, with nonagricultural wage and salary employment accounting for approximately 3,830,600 jobs. Manufacturing firms employ approximately 15.7% of the non-agricultural work force, resulting in the State being named eighth nationally in 2003 for manufacturing employment. The services industry sector constitutes the single largest job segment of the State's economy and employed approximately 43.2% of the State's work force in August, 2003. This industry includes a broad base of different occupations throughout the State, including banking, accounting, legal services, health services and technology services. Notwithstanding the increases in the service sector, the Employment Security Commission estimated the seasonally adjusted unemployment rate in September 2003 to be 6.4% of the labor force, as compared with an unemployment rate of 6.9% in May, 2002.

         According to the U.S. Bureau of the Census, the State's estimated population as of July 2002 was 8,320,146. Based on data from the North Carolina Department of Commerce Statistics, the State ranked eleventh among the states in non-agricultural employment and eighth among the states in manufacturing employment.

Budget Process

         The State Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. The Executive Budget Act, adopted by the General Assembly in 1925, sets out the procedure by which the State's budget is adopted and administered, and requires the adoption of a balanced budget. The total State budget is supported from four primary sources of funds: (1) General Fund tax and non-tax revenue; (2) Highway Fund and Highway Trust Fund tax and non-tax revenue; (3) federal funds and (4) other receipts, generally referred to as departmental receipts. Federal funds comprise approximately 29% of the total State budget. The largest share of federal funds is designated to support programs of the Department of Health and Human Services such as income maintenance, vocational rehabilitation, and public health. The other major recipients of federal funds are public schools, universities, community colleges and transportation, including highway construction and safety.

         The State ended fiscal year 2002-2003 with a revenue shortfall of $221 million. The Governor, as Director of the Budget, is responsible for administering the budget enacted by the General Assembly and also insuring that the budget for the fiscal year remains balanced. In anticipation of this shortfall, the Governor provided reversion targets or spending reductions to each of the State agencies totaling approximately $360.5 million, and ultimately realized reversions of $499.6 million. Additionally the State received $136.9 million in federal fiscal relief in June 2003. Therefore, the State fiscal year 2002-2003 closed out with a $250.5 million unreserved fund balance after transferring $150 million to the Rainy Day Fund and $15 million to the Repair and Renovation Reserve.

State Revenues and Expenditures

         Individual income taxes for the period through June 30, 2003 decreased by $175.1 million, or 2.4%, as compared with those of 2001-2002. Corporate income tax revenue increased by $226.2 million while returns from franchise taxes decreased by $17.2 million in 2002-2003. Sales and Use taxes for the same period increased by $217 million. The 2003 General Assembly adopted a balanced budget for 2003-2005. The final budget is $14,775 billion for fiscal year 2003-2004 and $15.505 billion for fiscal year 2004-2005. Overall General Fund operating and capital appropriations are greater by 2.9 percent in fiscal year 2003-2004 from fiscal year 2002-2003 levels and 4.9 percent in fiscal year 2004-2005 from fiscal year 2003-2004 levels. The General Assembly included provisions in the budget that are designed to increase General Fund revenues. The budget continues the State sales and use tax rate at 4.5% and the 8.25% income tax bracket for an additional two years, diverts a portion of the national tobacco settlement payments, and uses monies left over at the end of the fiscal year. In additional, several streamline and conformity provisions as well as departmental fees were authorized that increase General Fund availability. Finally, the Department of Revenue was given broader authority and resources to collect unpaid tax liabilities.

         As of November 19, 2003, general obligations of the State of North Carolina were rated Aa1 by Moody's and AAA by S&P. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The performance of the South Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of South Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State's population currently ranks 25th in the nation with approximately 4.1 million people. The income per capita ranks 42nd according to the U.S. Bureau of the Census. The State's adjusted unemployment rate for 2002 was 6.0%, up from 5.3% in 2001. Nationally, the unadjusted unemployment rate was 5.8% in 2002. According to the 2002 Capital Investment Report, published by the State Department of Commerce, South Carolina firms realized nearly $4.2 billion in capital investment in 2002, with nearly 21,000 new jobs created. Over the past 10 years, nearly $50 billion has been invested in the State with more than 448,000 new jobs being created. The textile industry remains the major industrial employer in the State.

         As of June 30, 2002, general obligations of the State of South Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Budget Process

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State. For fiscal year ending June 30, 2003, the total State budget is $15.4 billion.

         The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenues for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenues. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other non-recurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

         Debt levels have been very conservative over the years with a current debt per capita of $538.84.

State's Revenues and Expenditures

         For fiscal year-end June 30, 2003, the State's total expenditures exceeded revenues by $124,516,000. State Revenues primarily come from income and sales taxes. Education and healthcare continue to lead the way in expenditures. As with many of the States in the nation, South Carolina has been conscience of the need to upgrade their school infrastructure and become competitive in salaries with the national average. A big positive for issuers within the State is the revamping of the South Carolina State Aid Intercept Program. The credit enhancement provided by Section 59-71 155 Code of Laws of South Carolina, has been amended to provide extra protection for bondholders. The school districts now are required to notify the State Treasurer 15 days prior to an interest or principal payment of a deficiency in funds on hand to make the schedule payment. Statutory provisions now require the State to advance funds from the State's distributed school district revenues or the State's general fund for an amount up to the total amount appropriated for the Education Finance Act for that fiscal year. The South Carolina Education Lottery Act became effective June 13, 2001. Proceeds of the lottery games must be used to support improvements and enhancements for educational purposes and programs as provided by the General Assembly and the next proceeds must be used to supplement, not supplant, existing resources for educational purposes and programs. As of October 2003, over $406 million has been deposited into the South Carolina Education Fund.

         In 1997, the State Legislature passed a bill to fund a state infrastructure bank for the purpose of providing loans and other financial assistance for major transportation projects. As of June 30, 2002, the fund balance was $1.195 billion. As of June 30, 2001, the fund balance was $970.6 million. The increase as of June 30, 2002 of $224.8 million was primarily due to the issuance of approximately $370 million in bonds during the fiscal year with only a portion of those proceeds expended during the fiscal year for financial assistance of transportation projects.

                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

         The performance of the Virginia Fund is influenced by the political, economic and statutory environment within the Commonwealth of Virginia (the "Commonwealth"). The Fund invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the Commonwealth. The information presented below describes in more detail certain factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         Virginia is the nation's twelfth most populous state. The Commonwealth's 2001 population was approximately 7.29 million. The population of the Commonwealth has increased 12.8% since 1993 according to the U.S. Bureau of the Census. As for per capita personal income, the Commonwealth was ranked highest in the Southeast region and greater than the national average in 2001. 78.1% of the population lives in the eight metropolitan statistical areas in the Commonwealth.

         In 2001, the professional and business activities sector hired the largest proportion of workers, followed by the retail trade sector and the education and health sector. While the overall employment in the Commonwealth has shown growth over the last five years, 2002 showed a 0.6 percent decline in employment. However, from January 1, 2003 through July 31, 2003, Virginia has seen seven consecutive months of positive employment growth and approximately 150,000 jobs are estimated to have been added during the period. Job growth in calendar year 2003 has been aided by a revival in business services. Employment in the information services sector increased by 5.4 percent from 1998 to 2002. However, from 2001 to 2002, the sector showed a marked 11.3 percent decrease. From 1998 to 2002, employment in the financial activities sector grew by 10.1 percent. However, the sector showed only a modest 1.1 percent growth from 2001 to 2002. The professional and business activities sector, which increased overall by 7.7 percent from 1998 to 2002, lost 12,400 jobs in 2002, a 2.2 percent drop. The solid education and health sector continued to add jobs in 2002, increasing by 4.7 percent. Jobs in other services (which includes repair and maintenance, personal and laundry, membership associations and organizations and private households), the fastest growing sector from 1998 to 2002, continued to increase and rose by 5.6 percent in 2002. The wholesale trade sector increased by 3.0 percent over the 1998 to 2002 period, but showed a modest 1.5 percent decrease in the last year. Employment in the retail trade sector increased by 4.5 percent from 1998 to 2002 but grew by only 0.1 percent from 2001 to 2002. The State's unemployment rate has typically been below the national average. For 2002, the unemployment rate was 4.1% as compared with the national average which was 5.8%.

Virginia's Budget and Appropriation Act

         The Appropriation Act for the 2002-2004 biennium contained an official revenue estimate for the biennium of approximately $22.17 billion which, with fund balances and transfers, resulted in a projected general fund revenue total of $24.41 billion and operating and capital appropriations totaling $24.36 billion. The General Assembly is required by the Virginia Constitution to maintain a balanced budget, and will convene for its regular session in January, 2004.

         At June 30, 2003, the Commonwealth had a general fund balance of $557 million, of which $243 million was unreserved and $313 million was reserved. This general fund balance represents a decrease of 12% over the fiscal year ended June 30, 2002. Tax-supported debt of the Commonwealth (which includes general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues) as of June 30, 2003, was approximately $5.08 billion. For the fiscal year ended June 30, 2002, the tax-supported debt per capita was $667. The fiscal year 2003 amounts are unaudited.

State's Revenues and Expenditures

         For the fiscal year ending June 30, 2002, the Commonwealth derived approximately 94.5% of total tax revenues from five major taxes imposed by the Commonwealth. Individual and fiduciary income taxes supplied 64.8% of total tax revenue. Sales and use taxes accounted for approximately 22.3% of total tax revenues. The top general fund expenditure categories include education (46.6% of all general fund expenditures), individual and family services (23.7%) and the administration of justice (16.0%). The fiscal year 2003 amounts are unaudited.

         As of October, 2003, general obligations of the State of Virginia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic.

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of funds managed by Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                 5.00%
Second 12-month period following the month of purchase                 4.00%
Third 12-month period following the month of purchase                  3.00%
Fourth 12-month period following the month of purchase                 3.00%
Fifth 12-month period following the month of purchase                  2.00%
Sixth 12-month period following the month of purchase                  1.00%
Thereafter                                                             0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                   CDSC RATE
Month of purchase + first 12-month
period                                                              1.00%

Thereafter                                                          0.00%

         There is 1.00% redemption fee that may apply to assets redeemed or exchanged within 90 days of the date of purchase for the Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Bond Fund, Evergreen International Growth Fund and Evergreen Precious Metals Fund.

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch, Pierce, Fenner and Smith or any account with Morgan Stanley DW Inc. or UBS Financial Services Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within the first 12 months following the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class R Shares

         Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with EDI. Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions. Investors should contact their broker-dealer or financial institution as appropriate for instruction and further information.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without a front-end sales charge to:

                  1.   purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker -dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                 [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.
Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                         [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                 [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                           -------------------------- --------------------------
                                                           Current Maximum
                                       Class           12b-1 Fees Allowed Under
                                                              the Plans
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       A                      0.75%(a)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                        B                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                        C                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                        S                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       S1                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                 Administrative                0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                              Institutional Service            0.75%(d)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                    Investor                   0.75%(e)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                   Participant                 0.75%(f)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                     Reserve                   0.75%(g)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                    Resource                   1.00%(h)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                        R                      1.00%(i)
                           -------------------------- --------------------------
(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c)                   Currently   limited   to  0.05%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d)                   Currently   limited   to  0.25%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e)                   Currently   limited   to  0.10%   or  less  on   Evergreen
                      institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(i) Currently limited to 0.50% or less on Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource, Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

         The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The amount of any service fee that exceeds 0.25% is considered an "asset-based sales charge" and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------

                                                  * Evergreen  Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for    all    amounts     over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

                                                  ** Evergreen  Adjustable  Rate
                                                  Fund and Evergreen Ultra Short
                                                  Bond   Fund   pay   0.25%   to
                                                  investment   firms   for   all
                                                  amounts over $1,000,000.

         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch, Pierce, Fenner and Smith, Morgan Stanley DW Inc. and UBS Financial Services Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund-by-Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets among internal portfolio management teams and other unaffiliated investment management organizations ("Managers"), each of whom manages its segment according to a different investment style, and periodically rebalances the Fund's portfolio among the portfolio segments so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor. EIMC's Value Equity team and Large Cap Growth team each manage a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc. and OppenheimerFunds, Inc. also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

                  The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended August 31, 2003, the Executive Committee held fourteen committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, Charles A. Austin, III, K. Dun Gifford, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended August 31, 2003, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. For the fiscal year ended August 31, 2003, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
Charles A. Austin III                                Former Director, Executive Vice
DOB: 10/23/1934                                      President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Former Director,
                            Trustee        1991      Health Development Corp.                         108               None
                                                     (fitness-wellness centers); Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             108               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Leroy Keith, Jr.        Trustee        1983      Partner, Stonington Partners, Inc.               108         Trustee,
                                                     (private investment firm); Trustee of                        Phoenix Series
                                                     Phoenix Series Fund, Phoenix Multi-                          Fund, Phoenix
                                                     Portfolio Fund, and The Phoenix Big                          Multi-Portfolio
                                                     Edge Series Fund; Former Chairman of                         Fund, and The
                                                     the Board and Chief Executive Officer,                       Phoenix Big
                                                     Carson Products Company                                      Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information
                                                     management); Former President,
                                                     Morehouse College; Former Director,
                                                     Morehouse College; Former Director,
                                                     Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI STEEL Co. - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               108               None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------



-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit                                  Director, Mentor Income Fund, Inc.;
DOB: 8/26/1955              Trustee        1984      Former Trustee, Mentor Funds and Cash            108               None
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President, Richardson, Runden & Company
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
David M. Richardson                                  Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                            Trustee        1982      International, Inc. (executive                   108               None
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Russell A. Salton,III   Trustee        1984      President/CEO, AccessOne MedCard;                108               None
DOB: 6/2/1947                                        Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
                                                     Medical Director, U.S. Health
                                                     Care/Aetna Health Services; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------





-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Attorney, Law Offices of Michael S.
Michael S. Scofield                                  Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                            Trustee        1984      Mentor Funds and Cash Resource Trust.            108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent Consultant; Director, Trust
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
Richard J. Shima                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Director, Mentor Income Fund,             108               None
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Member and Former President, North
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
Richard K. Wagoner,                                  Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees of the
                           Trustee         1999      Evergreen funds; Former Member, New              108               None
                                                     York Stock Exchange; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------

William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III *  None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.

**   In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

         Set  forth  below  are the  officers  of each of the  eleven  Evergreen
Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis H. Ferro                  President                President, Chief Executive Officer, Evergreen Investment
401 S. Tryon                                              Company, Inc. and Executive Vice President, Wachovia Bank,
Charlotte, NC 28288                                       N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; and
DOB: 4/20/1960                                            Secretary, Vestaur Securities, Inc., former Senior Vice
                                                          President and General Counsel, Colonial Management
                                                          Associates, Inc.; former Vice President and Counsel,
                                                          Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------


                                            CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                                Appendix A

                  Evergreen Investment Management Company, LLC

                       Proxy Voting Policy and Procedures

                       ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles

Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee

EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest

EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking

EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

                         Proxy Voting Guideline Summary

I.       The Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o        Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o        Are  inside   directors  and  the  full  board  serves  as  the  audit,
         compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO

Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.

Proposals Seeking a Majority of Independent Directors

Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements

Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term of Office

Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits

Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions

Vote against proposals regarding charitable contributions.

II.      Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.     Auditors

Ratifying Auditors

Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

IV.      Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.       Tender Offer Defenses

Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for mergers and other significant business combinations.

White Squire Placements

Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.      Miscellaneous Governance Provisions
Confidential Voting

Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access

Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees

Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits

Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o        adverse governance changes

o        excessive increases in authorized capital stock

o        unfair method of distribution

o        diminution of voting rights

o        adverse conversion features

o        negative impact on stock option plans

o        other alternatives such as spinoff

VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Vote  on  management   proposals  seeking  approval  to  reprice  options  on  a
case-by-case basis.

Director Compensation

Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals

Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

IX.      State of Incorporation

Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation should be examined on a case-by-case basis.

X.       Mergers and Corporate Restructurings

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Vote for changing the corporate name.

XI.      Mutual Fund Proxies

Election of Directors

Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o        are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares

Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies

Vote these proposals on a case-by-case basis, considering the following factors:
potential  competitiveness;   regulatory  developments;  current  and  potential
returns; and current and potential risk.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental

Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

Disposition of Assets/Termination/Liquidation

Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund

Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification

Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote against these proposals.

Distribution Agreements

Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure

Vote for the establishment of a master-feeder structure.

Changes to the Charter Document

Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers

Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure;
performance of both funds; and continuity of management personnel. Shareholder Proposals

Establish Director Ownership Requirement

Vote against the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

XII.     Social and Environmental Issues

Energy and Environment

In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally,  vote  for  disclosure  reports  that  seek  additional  information,
particularly   when  it  appears   companies  have  not   adequately   addressed
shareholders' environmental concerns.

South Africa

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business

In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis

In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights

In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing

In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally,   vote  for  disclosure  reports  that  seek  additional  information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues

In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally,   vote  for  disclosure  reports  that  seek  additional  information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                            EVERGREEN MUNICIPAL TRUST

                                    PART C

                              OTHER INFORMATION



Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 35
                                                                 Files on July 14, 2003

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 25
                                                                 Filed on July 25, 2001


(c)       Provisions of instruments defining the rights          Included as part of Exhibits (a)
          of holders of the securities being registered          and (b) above
          are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 36
          Investment Management Company, LLC.                    Filed on July 25, 2003

(d)(2)    Sub-Advisory Agreement between the Evergreen           Incorporated by reference to Registrant's
          Investment Management Company and Stamper              Post-Effective Amendment No. 21
          Capital and Investments, Inc.                          Filed on March 20, 2000
          (High Income Municipal Bond Fund)

(d)(3)    Letter Amendment to Sub-Advisory Agreement             Contained herein
          between the Evergreen Investment Management
          Company and Stamper Capital and Investments, Inc.
          (High Income Municipal Bond Fund)

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 36
          Distributor, Inc.                                      Filed on July 25, 2003

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 36
          Inc.                                                   Filed on July 25, 2003

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 36
          Inc.                                                   Filed on July 25, 2003

(e)(4)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to
          Registrant and State Street Bank and Trust Company     Registrant's Post-Effective Amendment No. 21
          (Tax-Free High Income Fund)                            Filed on March 20, 2000

(g)(3)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and           Post-Effective Amendment No. 31
          Trust Company (Evergreen Offit California Municipal    Filed on September 16, 2002
          Bond Fund and Evergreen Offit New York Municipal
          Bond Fund)

(g)(4)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to Registrant's
          between Registrant and State Street Bank               Post-Effective Amendment No. 34
          and Trust Co.                                          Filed on April 28, 2003

(h)(1)    Master Administrative Services Agreement between       Incorporated by reference to
          the Registrant and Evergreen Investment Services,      Registrant's Post-Effective Amendment No. 36
          Inc.                                                   Filed on July 25, 2003

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Registrant's Post-Effective Amendment No.31
          Company, LLC (Evergreen Offit California Municipal     Filed on September 16, 2002
          Bond Fund and Evergreen Offit New York Municipal
          Bond Fund)

(h)(4)    Tax Administration Agreement                           Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 35
                                                                 Filed on July 14, 2003

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 14
                                                                 Filed on August 17, 1999

(i)(3)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by referenct to Registrant's
                                                                 Post-Effective Amendment No. 29
                                                                 Filed on July 3, 2002

(j)(1)    Consent of KPMG LLP                                    Contained herein
          Southern State Municipal Bond Funds

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment No. 37
                                                                 Filed on September 29, 2003

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          State Municipal Bond Funds                             Post-Effective Amendment No. 36
                                                                 Filed on July 25, 2003
(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 36
                                                                 Filed on July 25, 2003

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 36
                                                                 Filed on July 25, 2003

(m)(3)    12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 36
                                                                 Filed on July 25, 2003

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein

(p)(1)    Code of Ethics                                         Contained herein

(p)(2)    Code of Ethics - Stamper                               Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

Provisions for Sub-Advisor

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Chief Executive Officer, President
                                   and Director, Wachovia Corporation and
                                   Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and Chief
                                   Financial Officer, Wachovia Corporation and
                                   Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Stamper Capital & Investment, Inc. is incorporated by reference to the Form ADV (File No. 801-49465) of Stamper Capital & Investments, Inc.

Item 27.       Principal Underwriter.

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Stamper Capital & Investments, Inc., 1011 Forty First Avenue, Santa Cruz, California 95062.

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of December 2003.

                                         EVERGREEN MUNICIPAL TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of December, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

*Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Letter          Exhibit
--------------          ------
(d)(3)                  Letter Amendment to Sub-Advisory Agreement
                        between the Evergreen Investment Management
                        Company and Stamper Capital and Investments, Inc.
                        (High Income Municipal Bond Fund)
(j)(2)                  Consent of KPMG LLP
(o)                     Multiple Class Plan
(p)(1)                  Code of Ethics

              Ex (d)(3) Letter Amendment to Sub-Advisory Agreement
                   between the Evergreen Investment Management
                Company and Stamper Capital and Investments, Inc.
                        (High Income Municipal Bond Fund)

                                                                  June 6, 2003



B. Clark Stamper
Stamper Capital & Investments, Inc.
1011 41st Avenue
Santa Cruz, CA 95062

Re:  Proxy Voting Responsibilities

Dear Mr. Stamper:

As you are aware, recent changes to the proxy rules by the Securities and Exchange Commission now require that mutual funds must disclose their proxy voting policies and procedures and to make their voting records available to fund shareholders. In response to those changes, Evergreen Investment Management Company, LLC ("EIMC"), the investment advisor to all Evergreen funds, will now vote all proxies submitted to shareholders of securities held in an Evergreen fund, pursuant to its policies and procedures. By assuming this responsibility, EIMC will have the opportunity to make all information regarding the proxy voting process available to the shareholder in the most timely and efficient manner possible.

Section 2(a) of the Sub-Advisory Agreement dated March 17, 2000, by and between Stamper Capital & Investments, Inc. and EIMC states that the investment advisor may, if it supplies written instruction that it will do so, assume all proxy voting responsibilities for any of the Evergreen funds. As stated above, EIMC has decided that, effective July 1, 2003, it will exercise its option to vote such proxies for all Evergreen funds, including Evergreen High Income Municipal Bond Fund.

Please indicate receipt of this notice by your signature. Please return one original to Maureen Towle, Evergreen Investments, 26th floor, Legal Department, 200 Berkeley Street, Boston, MA 02116, and retain one for your files. If you have any questions, please contact Maureen at 617-210-3682 in the Legal Department. Thank you for your attention to this matter.

                                            Very truly yours,



                                            Christopher P. Conkey

                                            Executive Managing Director

                  Evergreen Investment Management Company, LLC

Accepted and Agreed:  ____________________________
                   Date:  ____________________________

                         Ex. (j)(2) Consent of KPMG LLP

                         CONSENT OF INDEPENDENT AUDITORS

The Trustees and Shareholders
Evergreen Municipal Trust:

We consent to the use of our reports dated October 3, 2003 for the Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, each a series of Evergreen Municipal Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.

/s/ KPMG LLP

Boston, Massachusetts
December 23, 2003

                          Ex. (o) Multiple Class Plan

                               MULTIPLE CLASS PLAN

                                     FOR THE

                                 EVERGREEN FUNDS

                           As amended October 7, 2003

Each Fund in the Evergreen group of mutual funds currently offers one or more of the following fifteen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I.       CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class 1 Shares

                  1. Class 1 Shares have no distribution or shareholder services plans.

                  2. Class 1 Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders holding Class 1 Shares of a Fund in the Variable Annuity Trust may only exchange Class 1 Shares for Class 1 Shares of another Fund within the Variable Annuity Trust.

         E.       Class 2 Shares

                  1. Class 2 Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class 2 Shares, as described in a Fund's current prospectus.

                  2. Class 2 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class 2 Shares of a Fund in the Variable Annuity Trust may only exchange Class 2 shares for Class 2 shares of another Fund within the Variable Annuity Trust.

         F.                Class S Shares

                  1. Class S Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.                Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         H.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

II.      CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.

III.     EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.

IV.      VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V.       EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                           Ex. (p)(1) Code of Ethics

                                 CODE OF ETHICS
                    EVERGREEN INVESTMENT MANAGEMENT COMPANY
                        TATTERSALL ADVISORY GROUP, INC.

                           Effective September 1, 2003

As an Employee of any of the CMG Covered Companies, you are required to read, understand and abide by this Code of Ethics. The Code contains affirmative requirements as well as prohibitions that you are required to adhere to in connection with securities transactions effected on your behalf and on behalf of clients (including the Evergreen Funds). Such requirements include, among other things, (i.) notifying the Compliance Department upon establishing a personal securities account with a broker/dealer, (ii.) in certain cases, obtaining permission prior to engaging in a personal securities transaction, and (iii.) reporting personal securities transactions to the Compliance Department. Failure to adhere to the Code could result in sanctions, including dismissal from employment, and could also in certain cases expose you to civil or criminal penalties such as fines and/or imprisonment.

No written code can explicitly cover every situation that possibly may arise. Even in situations not expressly described, the Code and your fiduciary obligations generally require you to put the interests of your clients ahead of your own. In the interests of the company and Evergreen clients, the Compliance Officer has the obligation and duty to review and take appropriate action concerning any instances of conduct that may not necessarily violate the letter of the code, but give the appearance of impropriety. If you have any questions regarding the appropriateness of any action under this Code or under your fiduciary duties generally, you should contact your Compliance Officer or Assistant General Counsel to discuss the matter before taking the action in question. Similarly, you should consult with your Compliance or Legal officer if you have any questions concerning the meaning or interpretation of any provision of the Code.

Finally, as an Employee of Wachovia Corporation or one of its divisions or subsidiaries, you should consult Wachovia's Code of Conduct contained in your Employee Handbook. This Code uses many defined terms that are defined in Section V.

I. PROHIBITED ACTIVITIES

A. No Employee shall engage in any Security transactions, activity or relationship that creates or has the appearance of creating a conflict of interest (financial or other) between the Employee and a Covered Company or a Client Account. Each Employee shall always place the financial and business interests of the Covered Companies and Client Accounts before his or her own personal financial and business interests.

B. No Employee shall:

1) employ any device, scheme or artifice to defraud a Client Account;
2) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon a Client Account;

3) engage in any fraudulent, deceptive or manipulative practice with respect to a Client Account; or

4) engage in any transaction that may give the appearance of impropriety.

C. No Employee shall purchase or sell, directly or indirectly, any Security for any Personal
Account, any Client Account, the account of a Covered Company, or any other account, while in possession of Inside Information concerning that Security or the issuer without the prior written approval of the Compliance Officer and the Assistant General Counsel and (per Wachovia's Code of Conduct) Wachovia's Conflict of Interest Committee, which approval shall specifically determine that such trading would not constitute an improper use of such Inside Information. Employees possessing Inside Information shall take reasonable precautions to ensure that such information is not disseminated beyond those Employees with a need to know such information. Any questions should be directed to the Compliance Officer or Assistant General Counsel.

D. No Employee shall recommend or cause a Covered Company or Client Account to take action or refrain from taking action for the Employee's own personal benefit.

E. (1) No Employee shall purchase or sell any Security for any Personal Account if he or she knows such Security (i.) is being purchased or sold for any Covered Company or Client Account or (ii.) is being actively considered for purchase or sale by any Covered Company or Client account.
      (2) A Covered Company shall not purchase or sell any Security for its own account if the Employee making such purchase or sale knows such Security (i.) is being purchased or sold for any Client Account or (ii.) is being actively considered for purchase or sale by any Client Account.

The prohibitions contained in E.(1) and E.(2) shall not apply to:

(a) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policyholder or depositor;

(b) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights;

(c) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within 10 days prior to the call; and

(d) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

F. No Employee shall purchase a Security for any Personal Account in an initial public offering, except for initial public offerings where the individual has a right to purchase the Security based on a preexisting status as a security holder, policy holder or depositor.

G. No Employee shall maintain or open a brokerage account constituting a Personal Account unless duplicate confirmations and statements of all account activity are forwarded to the Compliance Officer.

H. No Employee shall use any Derivative to evade the restrictions of this Code of Ethics.

I. No Investment Person shall be a director of a publicly traded company other than Wachovia Corporation without prior written approval of the Compliance Officer. Approval generally will not be granted.

J. No Access Person shall make investments for any Personal Account in any investment club without prior written approval from the Compliance Officer.

K. No Access Person may purchase a Security for any Personal Account in a private offering without prior written approval of the person's Chief Investment Officer or the Compliance Officer. In considering whether to grant such approval, the Compliance Officer or Chief Investment Officer will consider several factors, including but not limited to:

(1) whether the investment opportunity should be reserved for a Client Account; and

(2) whether the opportunity is being offered to the Access Person by virtue of his or her position with respect to a Client Account or a Covered Company.

If approval is granted, the Access Person must disclose the investment to the appropriate Chief Investment Officer before participating in any way in any decision as to whether a Client Account should invest in such Security or in another Security issued by the same issuer. In such circumstances, the Chief Investment Officer will conduct a review by investment personnel with no interest in the issuer prior to a purchase on behalf of a Client Account. The Compliance Officer shall retain a record of this approval and the rationale supporting it.

L. No Access Person may offer investment advice or manage any person's portfolio in which he or she does not have Beneficial Ownership other than a Client Account without prior written approval from the Compliance Officer.

M. No Investment Person may profit from the purchase and sale or sale and purchase of the same (or equivalent) Securities (other than securities issued by Wachovia Corporation) in a Personal Account within 60 calendar days. Any resulting profits will be disgorged as instructed by the Compliance Officer.

N. No Investment Person may buy or sell a Security for any Personal Account within seven calendar days before or after a Client Account that he or she manages, or provides information or advice to, or executes investment decisions for, trades in that Security, except:

(1) purchases pursuant to a dividend reinvestment program or purchases based upon preexisting status as a security holder, policyholder or depositor;

(2) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights;

(3) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call; and

(4) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

Any related profits from such transaction will be disgorged as instructed by the Compliance Officer.

O. No Employee shall, directly or indirectly, in connection with any purchase or sale of any Security by a Client Account or a Covered Company or in connection with the business of a Client Account or a Covered Company, accept or receive from a third party any gift or other thing of more than de minimis value, other than (i.) business entertainment such as meals and sporting events involving no more than ordinary amenities and (ii.) unsolicited advertising or promotional materials that are generally available. An Employee also should consult Wachovia Corporation's Code of Conduct relating to acceptance of gifts from customers and suppliers. An Employee shall refer questions regarding the permissibility of accepting items of more than de minimis value to the Compliance Officer.

P. No investment person shall sell any shares of any Evergreen fund, other than a money market fund, prior to six months of date of purchase. Any resulting profits will be disgorged as instructed by the Compliance Officer. Exceptions may be made by the Compliance Officer.


II. PRE-CLEARING PERSONAL TRADES

Pre-Clearance Procedures and Standards

A. No Access Person may engage in a Securities transaction (other than a transaction described in Section B. below) involving a Personal Account unless he/she has first pre-cleared the transaction by completing a Personal Investment Pre-Clearance Form and had the form signed and/or initialed as set forth therein. Approval shall be indicated by the Access Person's Chief Investment Officer or other designated supervisor signing and dating the Form where indicated at the bottom. Employees who are required to report trades through the StarCompliance Intranet system shall complete a Personalized Trade Authorization Form (PTAF). Approval shall be indicated by an approval from the Compliance Officer. A trade cannot be completed unless an approval has been received or the security is exempt or below the de minimis. Any such approval shall only be valid until the end of the next trading day. The time allotment is limited to the actual time of purchase or sale of the Security. If execution of the trade does not take place by the end of the next trading day, then another pre-clearance request (or PTAF) must be processed and approved.
         "Good till canceled" and "no limit" orders are forbidden.

B. The following transactions are excluded from the pre-clearance requirement:

(1) any transactions in Securities traded on a national securities exchange or NASDAQ NMS with an aggregate amount of (i.) 500 shares or less or (ii.) $25,000 or less (whichever is a lessor amount) of a particular security within a seven calendar day window. The de minimis for fixed income securities is $50,000 par value. This includes corporate, municipal, and foreign bonds. The de minimis is not valid for an Investment Person who has knowledge of recent purchases and sales of the same security within Client accounts.

(2) purchases pursuant to a dividend reinvestment program (DRIP) or purchases based upon preexisting status as a security holder, policy holder or depositor;

(3) purchases of Securities through the exercise of rights issued to the Employee as part of a pro rata issue to all holders of such Securities, and the sale of such rights;

(4) transactions that are non-volitional, including any sale out of a brokerage account resulting from a bona fide margin call as long as collateral was not withdrawn from such account within ten days prior to the call;

(5) transactions in Securities issued by Wachovia Corporation in any human resources transaction (ESOP, 401(k)). Any transactions placed in a personal account do need to be reported for insider trading reporting purposes;

(6) transactions by an Investment Person in a Security that all Client Accounts for which the person makes or executes investment decisions or recommendations are prohibited under their investment guidelines from purchasing; and

(7) transactions previously approved in writing by the Compliance Officer that have been determined not to be harmful to any Client Account because of the volume of trading in the Security.

C. Failure to receive pre-approval on applicable trades will result in the following actions:

(1)      First Failure: Letter of Reprimand;

(2)      Second Failure:   $100.00 fine, payable to a charity agreeable to the
         Compliance Officer and the Access Person;

(3)      Third Failure:      $250.00 fine, payable to a charity agreeable to
         the Compliance Officer and the Access Person;

(4)      Fourth Failure: Referral to appropriate management for action.

D. All employees should consult the Wachovia Code of Conduct regarding the permissibility of investing in other financial institutions.


III.     REPORTING REQUIREMENTS

A. Each year every Employee must sign an acknowledgment stating that he/she has received and reviewed and will comply with this Code of Ethics. New Employees should read and sign the policy within 30 days of employment.

B. Each Employee shall give written instructions to every broker with whom he or she transacts for any Personal Account to provide duplicate confirmation for all purchases and sales of Securities to:

For Evergreen Investment Management Company  Employees:

         Evergreen Investments
         Compliance Department
         200 Berkeley Street, 23rd Floor
         Boston, MA  02116

For Tattersall Advisory Group, Inc. Employees:

         Tattersall Advisory Group, Inc.
         6802 Paragon Place, Suite 200
         Richmond, VA  23230
         ATTN:  Compliance Department

C. Employees who are not Investment Persons or Access Persons must report all transactions for their Personal Account annually for each year ending December 31 by the following January 31. Employees reporting using the StarCompliance system must file the required annual reports using that system.

D. Each Access Person must report all Securities holdings in all Personal Accounts upon commencement of employment (or within ten days of becoming an Access Person) and thereafter annually, for each year ending December 31 by the following January 31. A separate holdings list need not be provided if all personal security holdings are otherwise listed on copies of brokerage statements received by Compliance. If the employee's trades are tracked using the StarCompliance system, initial holdings must be reported through that system.

E. Each Access Person shall file with the Compliance Officer within ten calendar days after the end of each calendar quarter (March 31, June 30, September 30, December 31) a report listing each Security transaction (including those exempt from the pre-clearance requirements) effected during the quarter for any Personal Account; provided, however, a Security transaction need not be separately reported under this paragraph if a copy of a broker confirmation for the transaction was forwarded to the appropriate Compliance Officer as required under Section 1.G. Employees using the StarCompliance system must file quarterly reports using that system.

F. Any Employee who becomes aware of any person trading on or communicating Inside Information (or contemplating such actions) must report such event to the Compliance Officer or the Assistant General Counsel.

G. Any Employee who becomes aware of any person violating this Code of Ethics must report such event to the Compliance Officer or the Assistant General Counsel.

IV. ENFORCEMENT

A. Review: - The Compliance Officer shall review reports filed under the Code of Ethics to determine whether any violation of this Code of Ethics may have occurred. This includes not only instances of violations against the letter of the code, but also any instances that may give the appearance of impropriety.

B. Investigation: - The Assistant General Counsel shall investigate any substantive alleged violation of the Code of Ethics. An Employee allegedly involved in a violation of the Code of Ethics may be required to deliver to the Assistant General Counsel or his/her designee all tax returns involving any Personal Account or any Securities for which the Employee has Beneficial Ownership for all years requested. Failure to comply may result in termination.

C. Sanctions: - In determining the sanctions to be imposed for a violation of this Code of Ethics, the following factors, among others, may be considered:

(1) the degree of willfulness of the violation; (2) the severity of the violation;
(3) the extent, if any, to which an Employee profited or benefited from the violation; (4) the adverse effect, if any, of the violation on a Covered Company or a Client Account; and (5) any history of prior violation of the Code.

    The following sanctions, among others, may be considered:

(1) disgorgement of profits; (2) fines; (3) letter of reprimand;
(4) suspension or termination of employment; and
(5) such other actions as the Compliance Officer in concert with appropriate legal counsel, or the Boards of Trustees of the Evergreen Funds, shall determine.

D. All violations of the Code of Ethics involving Employees with responsibilities relating to the Evergreen Funds or otherwise involving the Evergreen Funds, and any sanctions imposed shall be reported to the Boards of Trustees of the Evergreen Funds. All violations of the Code and any sanctions also shall be reported to the Employee's supervisor, and any regulatory agency requiring such reporting, and shall be filed in the Employee's personnel record.

E. Potential Legal Penalties for Misuse of Inside Information

(1) civil penalties up to three times the profit gained or loss avoided; (2) disgorgement of profits; (3) injunctions, including being banned from the securities industry; (4) criminal penalties up to $1 million; and/or (5) jail sentences.

V. DEFINITIONS

Access Person: Access Person includes: (i.) any director of a Covered Company or any officer of a Covered Company with the title of Vice President or above, but excluding any such director or officer excluded in writing by the Covered Company's Compliance Officer with the approval of the Assistant General Counsel; (ii.) any Investment Person, but excluding any such person excluded in writing by the appropriate person's Compliance Officer with the approval of the Assistant General Counsel; and (iii.) any Employee of a Covered Company who, in connection with his or her regular duties, makes, participates in, or obtains information regarding the purchase or sale of a Security by a Client Account or a Covered Company. Upon the hiring of a new Employee or of a change in an Employee's job title or responsibilities, the Chief Operating Officer, with the approval of the appropriate Compliance Officer, will determine whether the employee or has become an Access Person under the Code. The Compliance Officer will notify the Employee.

Assistant General Counsel:  Michael H. Koonce - 617/210-3663

Beneficial Ownership: A direct or indirect financial interest in an investment giving a person the opportunity directly or indirectly to participate in the risks and rewards of the investment, regardless of the actual owner of record. Securities of which a person may have Beneficial Ownership include, but are not limited to:

(1) securities owned by a spouse, by or for minor children, or by relatives of the person or his/her spouse who live in his/her home, including Securities in trusts of which such persons are beneficiaries;

(2) a proportionate interest in Securities held by a partnership of which the person is a general partner;

(3) securities for which a person has a right to dividends that are separated or separable from the underlying securities; and

(4) securities that a person has a right to acquire through the exercise or conversion of another Security.

Client Account: Any account of any person or entity (including an investment company) for which a Covered Company provides investment advisory or investment management services. Client Account does not include brokerage or other accounts not involving investment advisory or management services.

Compliance Officer: The Compliance Officers for each Covered Company are set forth below:

         Evergreen Investment Management Company

         Cathy White                        617/210-3606
         Jim Angelos                        617/210-3690
         Lisa Styles                        336/747-8830

         Tattersall Advisory Group, Inc.

         Margaret Corwin            804/289-2663

Covered Company:  Includes  Evergreen Investment Management Company and
Tattersall Advisory Group, Inc.   Covered Company also includes any other
registered CMG investment advisors that are acquired during the time this Code is in effect.

Derivative: Every financial arrangement whose value is linked to, or derived from, fluctuations in the prices of stock, bonds, currencies or other assets. Derivatives include but are not limited to futures, forward contracts, options and swaps on interest rates, currencies, and stocks.

Direct or Indirect Influence or Control: The power on the part of an Employee, his/her spouse or a relative living in his/her home to directly or indirectly influence the selection or disposition of investments.

Employee: Any director, officer, or employee of a Covered Company, including temporary or part-time employees and employees on short-term disability or leave of absence. Independent contractors and their employees providing services to a Covered Company, if designated by the Compliance Officer, shall be treated as Employees under this Code.

Evergreen Funds: The open and closed-end investment companies advised or administered by the Covered Companies.

Inside Information:   Information regarding a Security or its issuer that has
not yet been effectively communicated to the public through an SEC filing or widely distributed news release, and which a reasonable investor would consider important in making an investment decision or which is reasonably likely to impact the trading price of the Security. Inside Information includes, but is not limited to, information about (i.) dividend changes, (ii.) earnings estimates and changes to previously released estimates, (iii.) other changes in financial status, (iv.) proposed mergers or acquisitions, (v.) purchases or sales of material amounts of assets, (vi.) significant new business, products or discoveries or losses of business, (vii.) litigation or investigations, (viii.) liquidity difficulties or (ix.) management changes.

Investment Person: An Employee who is a portfolio manager, securities analyst, or trader, or who otherwise makes recommendations regarding or effects the purchase or sale of securities by a Client Account.

Personal Account: Any holding of Securities constituting Beneficial Ownership, other than a holding of Securities previously approved by the Compliance Officer over which the Employee has no Direct Influence or Control. A Personal Account is not limited to securities accounts maintained at brokerage firms, but also includes holdings of Securities owned directly by an Employee.

Security: Any type of equity or debt instrument and any rights relating thereto, such as derivatives, warrants and convertible securities.

Unless otherwise noted, Security does not include:

(1) US Government Securities (see definition below);
(2) commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, or any other money market instruments; (3) shares of registered open-end investment companies (i.e., mutual funds); (4) commodities (except the Security that does include options on individual equity or debt securities); (5) real estate investment trusts; (6) guaranteed insurance contracts/ bank investment contracts; or (7) index based securities; (8) derivatives based on any instruments listed above.

Shares issued by all closed end funds (excluding index-based derivatives) are included in the definition of Security.

U.S. Government Securities: All direct obligations of the U.S. Government and its agencies and instrumentalities (for instance, obligations of GNMA, FHLCC, or FHLBs).

                                              December 23, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Municipal Trust (the "Trust")
         Southern State Municipal Bond Funds
                Evergreen Florida High Income Municipal Bond Fund Evergreen Florida Municipal Bond Fund
                Evergreen Georgia Municipal Bond Fund
                Evergreen Maryland Municipal Municipal Bond Fund Evergreen North Carolina Municipal Bond Fund Evergreen South Carolina Municipal Bond Fund Evergreen Virginia Municipal Bond Fund (collectively, the "Funds")
         Post-Effective Amendment No. 38 to Registration Statement No. 333-36033/811-08367

Ladies and Gentlemen:

     On behalf of the Evergreen Municipal Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

      This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.


                                            Very truly yours,

                                            /s/ Catherine F. Kennedy

                                            Catherine F. Kennedy


cc:  David Mahaffey
      Sullivan & Worcester LLP